UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2015 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2015

COMMON STOCKS: 99.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.9%
CONSUMER DURABLES & APPAREL: 0.8%
Coach, Inc.	10,116,700	$419,134,881
NVR, Inc.(a)	70,900	94,201,994

		513,336,875
MEDIA: 11.5%
Comcast Corp., Class A	27,369,897	1,545,578,083
DISH Network Corp., Class A(a)	6,819,649	477,784,609
News Corp., Class A(a)	6,326,406	101,285,760
Time Warner Cable, Inc.	11,589,110	1,736,975,807
Time Warner, Inc.	22,619,432	1,909,984,838
Time, Inc.	4,554,341	102,199,412
Twenty-First Century Fox, Inc.	28,214,826	954,789,712

		6,828,598,221
RETAILING: 2.6%
CarMax, Inc.(a)	4,124,050	284,600,691
Liberty Interactive, Series A(a)	13,101,375	382,429,136
Target Corp.	10,520,686	863,432,700

		1,530,462,527

		8,872,397,623
CONSUMER STAPLES: 2.6%
FOOD & STAPLES RETAILING: 2.6%
Wal-Mart Stores, Inc.	18,880,350	1,552,908,787
ENERGY: 9.0%
Apache Corp.(c)	19,308,645	1,164,890,553
Baker Hughes, Inc.	16,018,450	1,018,453,051
Chevron Corp.	7,942,280	833,780,554
National Oilwell Varco, Inc.	8,582,900	429,059,171
Schlumberger, Ltd.(b) (Curacao/United States)	19,165,245	1,599,148,043
Weatherford International PLC(a),(b) (Ireland)	24,773,700	304,716,510

		5,350,047,882
FINANCIALS: 24.1%
BANKS: 9.9%
Bank of America Corp.	95,661,800	1,472,235,102
BB&T Corp.	17,105,244	666,933,464
JPMorgan Chase & Co.	15,206,400	921,203,712
SunTrust Banks, Inc.	10,000,133	410,905,465
Wells Fargo & Co.	43,660,341	2,375,122,550

		5,846,400,293
DIVERSIFIED FINANCIALS: 11.8%
Bank of New York Mellon Corp.	40,373,124	1,624,614,510
Capital One Financial Corp.(c)	28,589,211	2,253,401,611
Charles Schwab Corp.	57,805,900	1,759,611,596
Goldman Sachs Group, Inc.	7,393,400	1,389,737,398

		7,027,365,115
INSURANCE: 2.4%
AEGON NV(b) (Netherlands)	66,753,197	529,352,852
MetLife, Inc.	17,701,700	894,820,935

		1,424,173,787

		14,297,939,195
HEALTH CARE: 18.3%
HEALTH CARE EQUIPMENT & SERVICES: 6.1%
Cigna Corp.	6,144,784	795,380,841
Express Scripts Holding Co.(a)	14,288,600	1,239,821,822
Medtronic PLC (Ireland)(b)	5,270,000	411,007,300
UnitedHealth Group, Inc.	9,915,600	1,172,916,324

		3,619,126,287

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.2%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	11,081,400	$511,406,610
Merck & Co., Inc.	15,126,500	869,471,220
Novartis AG ADR(b) (Switzerland)	21,110,700	2,081,726,127
Pfizer, Inc.	28,771,064	1,000,945,316
Roche Holding AG ADR(b) (Switzerland)	42,969,500	1,477,291,410
Sanofi ADR(b) (France)	27,088,029	1,339,232,154

		7,280,072,837

		10,899,199,124
INDUSTRIALS: 6.4%
CAPITAL GOODS: 2.4%
Danaher Corp.	7,100,000	602,790,000
General Electric Co.	23,214,475	575,951,125
Koninklijke Philips NV(b) (Netherlands)	7,083,475	200,745,681
NOW, Inc.(a)	2,090,700	45,242,748

		1,424,729,554
COMMERCIAL & PROFESSIONAL SERVICES: 1.8%
ADT Corp.(c)	11,619,337	482,434,872
Tyco International PLC(b) (Ireland)	13,860,975	596,853,584

		1,079,288,456
TRANSPORTATION: 2.2%
FedEx Corp.	7,854,299	1,299,493,770

		3,803,511,780
INFORMATION TECHNOLOGY: 22.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Maxim Integrated Products, Inc.(c)	15,876,840	552,672,800
SOFTWARE & SERVICES: 11.4%
AOL, Inc.(a),(c)	7,100,754	281,260,866
Cadence Design Systems, Inc.(a)	9,599,300	177,011,092
eBay, Inc.(a)	15,924,109	918,502,607
Google, Inc., Class A(a)	795,200	441,097,440
Google, Inc., Class C(a)	1,877,200	1,028,705,600
Microsoft Corp.	50,267,900	2,043,641,475
Symantec Corp.(c)	52,271,000	1,221,311,915
Synopsys, Inc.(a),(c)	13,627,969	631,247,524

		6,742,778,519
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.5%
Cisco Systems, Inc.	18,518,211	509,713,758
Corning, Inc.	32,869,300	745,475,724
EMC Corp.	26,250,400	670,960,224
Hewlett-Packard Co.	70,045,595	2,182,620,740
Juniper Networks, Inc.	10,659,776	240,697,742
NetApp, Inc.(c)	21,294,000	755,085,240
Nokia Corp. ADR(b) (Finland)	17,253,500	130,781,530
TE Connectivity, Ltd.(b) (Switzerland)	14,226,575	1,018,907,302

		6,254,242,260

		13,549,693,579
MATERIALS: 0.9%
Celanese Corp., Series A(c)	9,220,971	515,083,440
TELECOMMUNICATION SERVICES: 0.6%
Sprint Corp.(a)	71,115,027	337,085,228

TOTAL COMMON STOCKS (Cost $41,468,539,861)		59,177,866,638

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	March 31, 2015

SHORT-TERM INVESTMENTS: 0.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$59,966,712	$59,966,712
REPURCHASE AGREEMENT: 0.0%
Fixed Income Clearing Corporation(d) 0.01%, dated 3/31/15, due 4/1/15, maturity value $24,613,007	24,613,000	24,613,000

TOTAL SHORT-TERM INVESTMENTS (Cost $84,579,712)		84,579,712

TOTAL INVESTMENTS (Cost $41,553,119,573)	99.7%	59,262,446,350
OTHER ASSETS LESS LIABILITIES	0.3%	183,664,177

NET ASSETS	100.0%	$59,446,110,527

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%, 10/31/18. Total collateral value is $25,107,788.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks (b)	$59,177,866,638	$—	$—
Short-term Investments
Money Market Fund	59,966,712	—	—
Repurchase Agreement	—	24,613,000	—

Total	$59,237,833,350	$24,613,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, the cost of investments for federal income tax purposes was $41,555,449,753. Net unrealized appreciation aggregated $17,706,996,597, of which $18,834,152,454 represented appreciated securities and $1,127,155,857 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2015. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
ADT Corp.	11,819,337	—	(200,000)	11,619,337	$2,482,061		$482,434,872
AOL, Inc.	7,100,754	—	—	7,100,754	—	(b)	281,260,866
Apache Corp.	18,390,028	918,617	—	19,308,645	4,782,161		1,164,890,553
Capital One Financial Corp.	28,169,211	420,000	—	28,589,211	8,450,763		2,253,401,611
Celanese Corp., Series A	9,220,971	—	—	9,220,971	2,305,243		515,083,440
Maxim Integrated Products, Inc.	16,326,840	—	(450,000)	15,876,840	4,571,515		552,672,800
NetApp, Inc.	19,794,000	1,500,000	—	21,294,000	3,266,010		755,085,240
Symantec Corp.	51,921,000	350,000	—	52,271,000	7,840,650		1,221,311,915
Synopsys, Inc.	13,627,969	—	—	13,627,969	—	(b)	631,247,524

					$33,698,403		$7,857,388,821

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2015

COMMON STOCKS: 94.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.8%
AUTOMOBILES & COMPONENTS: 5.3%
Bayerische Motoren Werke AG (Germany)	476,500	$59,634,234
Honda Motor Co., Ltd. (Japan)	3,307,600	107,496,450
Mahindra & Mahindra, Ltd. (India)	2,657,074	50,266,564
Nissan Motor Co., Ltd. (Japan)	8,489,600	86,569,198
Yamaha Motor Co., Ltd. (Japan)	1,233,000	29,775,526

		333,741,972
CONSUMER DURABLES & APPAREL: 0.7%
Coach, Inc. (United States)	1,000,800	41,463,144
CONSUMER SERVICES: 0.4%
New Oriental Education & Technology Group, Inc. ADR(a) (Cayman Islands/China)	1,235,600	27,393,252
MEDIA: 11.2%
Comcast Corp., Class A (United States)	1,320,800	74,585,576
DISH Network Corp., Class A(a) (United States)	854,200	59,845,252
Grupo Televisa SAB ADR(a) (Mexico)	1,442,700	47,623,527
Liberty Global PLC, Series C(a) (United Kingdom)	1,467,700	73,106,137
Naspers, Ltd. (South Africa)	931,700	143,052,325
Television Broadcasts, Ltd. (Hong Kong)	2,778,100	17,144,623
Time Warner Cable, Inc. (United States)	985,271	147,672,417
Time Warner, Inc. (United States)	1,441,666	121,734,277
Time, Inc. (United States)	1,029,299	23,097,470

		707,861,604
RETAILING: 1.2%
Target Corp. (United States)	931,900	76,481,033

		1,186,941,005
CONSUMER STAPLES: 3.5%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc. (United States)	1,447,500	119,056,875
FOOD, BEVERAGE & TOBACCO: 1.6%
Anadolu Efes Biracilik ve Malt Sanayii AS(a) (Turkey)	4,098,485	34,306,968
Unilever PLC (United Kingdom)	1,596,700	66,595,659

		100,902,627

		219,959,502
ENERGY: 6.6%
Apache Corp. (United States)	938,732	56,633,702
Baker Hughes, Inc. (United States)	1,431,987	91,045,733
National Oilwell Varco, Inc. (United States)	849,500	42,466,505
Saipem SPA(a) (Italy)	5,261,643	53,671,586
Schlumberger, Ltd. (Curacao/United States)	1,532,600	127,880,144
Weatherford International PLC(a) (Ireland)	3,885,575	47,792,573

		419,490,243
FINANCIALS: 22.1%
BANKS: 9.0%
Bank of America Corp. (United States)	4,658,100	71,688,159
Barclays PLC (United Kingdom)	19,870,000	71,297,283
ICICI Bank, Ltd. (India)	18,716,115	94,078,774
Kasikornbank PCL- Foreign (Thailand)	8,448,100	59,620,685
Siam Commercial Bank PCL- Foreign (Thailand)	5,237,100	28,610,120
Standard Chartered PLC (United Kingdom)	8,425,146	136,417,710
Wells Fargo & Co. (United States)	1,722,973	93,729,731
Yapi ve Kredi Bankasi AS (Turkey)	8,442,517	12,981,267

		568,423,729

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 7.7%
Bank of New York Mellon Corp. (United States)	2,149,700	$86,503,928
Capital One Financial Corp. (United States)	1,258,200	99,171,324
Charles Schwab Corp. (United States)	3,784,500	115,200,180
Credit Suisse Group AG (Switzerland)	3,583,604	96,476,818
Goldman Sachs Group, Inc. (United States)	309,200	58,120,324
Haci Omer Sabanci Holding AS (Turkey)	8,386,388	29,563,750

		485,036,324
INSURANCE: 3.3%
AEGON NV (Netherlands)	11,353,815	89,696,208
Aviva PLC (United Kingdom)	6,750,800	54,044,864
Dai-ichi Life Insurance Co., Ltd. (Japan)	1,110,100	16,127,759
Swiss Re AG (Switzerland)	508,000	49,171,265

		209,040,096
REAL ESTATE: 2.1%
BR Malls Participacoes SA (Brazil)	7,750,800	41,139,431
Hang Lung Group, Ltd. (Hong Kong)	14,241,000	64,987,339
Hang Lung Properties, Ltd. (Hong Kong)	10,126,100	28,379,327

		134,506,097

		1,397,006,246
HEALTH CARE: 14.5%
HEALTH CARE EQUIPMENT & SERVICES: 5.1%
Cigna Corp. (United States)	610,000	78,958,400
Express Scripts Holding Co.(a) (United States)	1,450,000	125,816,500
UnitedHealth Group, Inc. (United States)	996,500	117,875,985

		322,650,885
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 9.4%
Bayer AG (Germany)	435,620	65,454,196
GlaxoSmithKline PLC (United Kingdom)	2,131,400	48,808,904
Merck & Co., Inc. (United States)	669,200	38,465,616
Novartis AG (Switzerland)	959,000	94,834,701
Novartis AG ADR (Switzerland)	609,700	60,122,517
Roche Holding AG (Switzerland)	547,400	150,941,553
Sanofi (France)	1,352,762	133,113,226

		591,740,713

		914,391,598
INDUSTRIALS: 4.7%
CAPITAL GOODS: 2.4%
Koninklijke Philips NV (Netherlands)	1,994,270	56,649,889
NOW, Inc.(a) (United States)	165,300	3,577,092
Schneider Electric SA (France)	1,165,778	90,678,529

		150,905,510
COMMERCIAL & PROFESSIONAL SERVICES: 1.4%
ADT Corp. (United States)	913,000	37,907,760
Tyco International PLC (Ireland)	1,263,300	54,397,698

		92,305,458
TRANSPORTATION: 0.9%
FedEx Corp. (United States)	341,600	56,517,720

		299,728,688
INFORMATION TECHNOLOGY: 17.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Samsung Electronics Co., Ltd. (South Korea)	78,217	101,392,895
SOFTWARE & SERVICES: 8.7%
AOL, Inc.(a) (United States)	603,969	23,923,212
Baidu, Inc. ADR(a) (Cayman Islands/China)	409,900	85,423,160
eBay, Inc.(a) (United States)	998,900	57,616,552

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	March 31, 2015

COMMON STOCKS (continued)

	SHARES	VALUE
Google, Inc., Class A(a) (United States)	60,600	$33,614,820
Google, Inc., Class C(a) (United States)	218,400	119,683,200
Microsoft Corp. (United States)	3,089,800	125,615,819
Nintendo Co., Ltd. (Japan)	276,200	40,647,509
Symantec Corp. (United States)	1,690,600	39,500,869
Synopsys, Inc.(a) (United States)	446,800	20,695,776

		546,720,917
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.0%
Corning, Inc. (United States)	2,879,800	65,313,864
EMC Corp. (United States)	2,546,100	65,078,316
Hewlett-Packard Co. (United States)	4,828,800	150,465,408
NetApp, Inc. (United States)	1,366,400	48,452,544
TE Connectivity, Ltd. (Switzerland)	1,056,415	75,660,442
Telefonaktiebolaget LM Ericsson (Sweden)	3,153,747	39,579,054

		444,549,628

		1,092,663,440
MATERIALS: 2.9%
Celanese Corp., Series A (United States)	931,300	52,022,418
Lafarge SA (France)	730,171	47,350,893
Linde AG (Germany)	306,710	62,528,729
Teck Resources, Ltd., Class B (Canada)	1,677,069	23,026,158

		184,928,198
TELECOMMUNICATION SERVICES: 4.5%
America Movil SAB de CV, Series L (Mexico)	29,340,500	30,026,237
China Mobile, Ltd. (Hong Kong/China)	3,823,100	49,735,471
Millicom International Cellular SA SDR (Luxembourg)	842,800	60,949,702
MTN Group, Ltd. (South Africa)	3,206,600	54,040,877
Sprint Corp.(a) (United States)	8,732,300	41,391,102
Telecom Italia SPA- RSP (Italy)	50,281,384	47,287,314

		283,430,703

TOTAL COMMON STOCKS (Cost $4,868,310,401)		5,998,539,623

PREFERRED STOCKS: 2.2%
ENERGY: 0.5%
Petroleo Brasileiro SA ADR (Brazil)	4,888,700	29,772,183
FINANCIALS: 0.6%
BANKS: 0.6%
Itau Unibanco Holding SA (Brazil)	3,476,330	38,460,689
INFORMATION TECHNOLOGY: 1.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Samsung Electronics Co., Ltd. (South Korea)	71,914	71,392,638

TOTAL PREFERRED STOCKS (Cost $175,858,563)		139,625,510

SHORT-TERM INVESTMENTS: 1.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$6,304,770	6,304,770
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(b) 0.01%, dated 3/31/15, due 4/1/15, maturity value $111,319,031	111,319,000	111,319,000

TOTAL SHORT-TERM INVESTMENTS (Cost $117,623,770)		117,623,770

TOTAL INVESTMENTS (Cost $5,161,792,734)	99.0%	6,255,788,903
OTHER ASSETS LESS LIABILITIES	1.0%	65,391,464

NET ASSETS	100.0%	$6,321,180,367

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 3.625%, 8/15/19. Total collateral value is $113,548,281.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
JPMorgan	5/13/15	19,834,588	17,500,000	$1,007,552
Credit Suisse	5/20/15	31,118,410	27,250,000	1,799,263
Deutsche Bank	6/3/15	21,407,124	19,400,000	530,073
Barclays	6/17/15	20,150,830	19,000,000	(300,110)
HSBC	6/17/15	11,656,370	11,000,000	(183,648)

				$2,853,130

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial investments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$693,002,085	$493,938,920		$—
Consumer Staples	119,056,875	100,902,627		—
Energy	365,818,657	53,671,586		—
Financials	565,553,077	831,453,169		—
Health Care	421,239,018	493,152,580		—
Industrials	152,400,270	147,328,418		—
Information Technology	911,043,982	181,619,458		—
Materials	75,048,576	109,879,622		—
Telecommunication Services	71,417,339	212,013,364		—
Preferred Stocks
Energy	29,772,183	—		—
Financials	38,460,689	—		—
Information Technology	—	71,392,638		—
Short-term Investments
Money Market Fund	6,304,770	—		—
Repurchase Agreement	—	111,319,000		—

Total Securities	$3,449,117,521	$2,806,671,382		$—

Other Financial Instruments
Forward Currency Contracts	$—	$2,853,130	(b)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents net unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, the cost of investments for federal income tax purposes was $5,164,499,475. Net unrealized appreciation aggregated $1,091,289,428, of which $1,287,463,374 represented appreciated securities and $196,173,946 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2015

COMMON STOCKS: 95.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.4%
AUTOMOBILES & COMPONENTS: 6.4%
Bayerische Motoren Werke AG (Germany)	8,676,300	$1,085,843,652
Honda Motor Co., Ltd. (Japan)	28,584,100	928,978,497
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	221,405,184
Mahindra & Mahindra, Ltd. (India)	14,628,516	276,742,474
NGK Spark Plug Co., Ltd.(b) (Japan)	11,001,300	295,965,939
Nissan Motor Co., Ltd. (Japan)	85,498,400	871,834,711
Yamaha Motor Co., Ltd.(b) (Japan)	31,550,100	761,898,485

		4,442,668,942
CONSUMER DURABLES & APPAREL: 1.4%
Panasonic Corp. (Japan)	72,223,934	948,264,116
CONSUMER SERVICES: 0.3%
New Oriental Education & Technology Group, Inc. ADR(a),(b) (Cayman Islands/China)	8,833,529	195,839,338
MEDIA: 7.3%
Grupo Televisa SAB ADR(a) (Mexico)	21,265,992	701,990,396
Liberty Global PLC, Series A(a) (United Kingdom)	11,619,005	598,030,187
Liberty Global PLC, Series C(a) (United Kingdom)	16,052,547	799,577,366
Naspers, Ltd. (South Africa)	17,525,595	2,690,863,052
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	246,995,264

		5,037,456,265

		10,624,228,661
CONSUMER STAPLES: 2.9%
FOOD, BEVERAGE & TOBACCO: 2.9%
Anadolu Efes Biracilik ve Malt Sanayii AS(a),(b) (Turkey)	29,967,729	250,849,258
Imperial Tobacco Group PLC (United Kingdom)	22,874,300	1,004,150,645
Unilever PLC (United Kingdom)	18,338,300	764,859,504

		2,019,859,407
ENERGY: 5.5%
Royal Dutch Shell PLC ADR (United Kingdom)	8,791,016	524,384,104
Saipem SPA(a),(b) (Italy)	46,371,500	473,014,220
Schlumberger, Ltd. (Curacao/United States)	24,456,224	2,040,627,331
Total SA (France)	7,810,400	388,577,839
Weatherford International PLC(a) (Ireland)	31,817,592	391,356,382

		3,817,959,876
FINANCIALS: 24.6%
BANKS: 15.8%
Banco Santander SA (Spain)	67,185,731	505,305,881
Barclays PLC (United Kingdom)	432,562,398	1,552,114,941
BNP Paribas SA (France)	17,721,158	1,077,762,680
ICICI Bank, Ltd. (India)	257,911,785	1,296,424,212
Kasikornbank PCL- Foreign(b) (Thailand)	131,327,827	926,818,453
Lloyds Banking Group PLC(a) (United Kingdom)	847,482,400	983,653,702
Mitsubishi UFJ Financial Group, Inc. (Japan)	116,265,800	719,864,945
Siam Commercial Bank PCL- Foreign (Thailand)	68,852,500	376,139,134
Societe Generale SA (France)	8,690,342	420,155,706
Standard Chartered PLC (United Kingdom)	121,140,301	1,961,471,339
UniCredit SPA (Italy)	114,606,464	777,352,413

	SHARES	VALUE
Yapi ve Kredi Bankasi AS(b) (Turkey)	199,726,868	$307,101,280

		10,904,164,686
DIVERSIFIED FINANCIALS: 3.4%
Credit Suisse Group AG (Switzerland)	57,060,405	1,536,164,804
Deutsche Boerse AG (Germany)	5,992,000	490,009,231
Haci Omer Sabanci Holding AS (Turkey)	80,945,354	285,349,091

		2,311,523,126
INSURANCE: 3.8%
AEGON NV(b) (Netherlands)	125,227,471	989,308,816
Aviva PLC (United Kingdom)	80,919,501	647,817,066
Dai-ichi Life Insurance Co., Ltd. (Japan)	16,251,600	236,106,559
Swiss Re AG (Switzerland)	7,852,668	760,089,796

		2,633,322,237
REAL ESTATE: 1.6%
BR Malls Participacoes SA(b) (Brazil)	54,870,300	291,238,703
Hang Lung Group, Ltd.(b) (Hong Kong)	107,543,300	490,762,790
Hang Lung Properties, Ltd. (Hong Kong)	122,987,300	344,683,225

		1,126,684,718

		16,975,694,767
HEALTH CARE: 13.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.0%
Bayer AG (Germany)	9,847,650	1,479,661,202
GlaxoSmithKline PLC (United Kingdom)	28,895,000	661,693,387
GlaxoSmithKline PLC ADR (United Kingdom)	5,459,749	251,967,417
Novartis AG (Switzerland)	7,965,570	787,708,496
Novartis AG ADR (Switzerland)	16,305,000	1,607,836,050
Roche Holding AG (Switzerland)	7,856,400	2,166,344,933
Sanofi (France)	20,379,222	2,005,337,217

		8,960,548,702
INDUSTRIALS: 8.2%
CAPITAL GOODS: 6.3%
Koninklijke Philips NV (Netherlands)	44,633,480	1,267,873,295
Mitsubishi Electric Corp. (Japan)	64,464,600	767,248,898
Nidec Corp. (Japan)	7,554,800	502,419,665
Schneider Electric SA (France)	15,412,746	1,198,860,452
Smiths Group PLC(b) (United Kingdom)	33,126,200	548,493,503
Wienerberger AG (Austria)	3,845,262	61,453,383

		4,346,349,196
COMMERCIAL & PROFESSIONAL SERVICES: 1.6%
ADT Corp. (United States)	7,476,860	310,439,227
Tyco International PLC (Ireland)	18,779,220	808,633,214

		1,119,072,441
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	178,336,166

		5,643,757,803
INFORMATION TECHNOLOGY: 15.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.6%
Infineon Technologies AG(b) (Germany)	66,414,456	795,217,947
Samsung Electronics Co., Ltd. (South Korea)	1,308,638	1,696,390,754

		2,491,608,701
SOFTWARE & SERVICES: 3.3%
Baidu, Inc. ADR(a) (Cayman Islands/China)	5,308,287	1,106,247,011
Fujitsu, Ltd. (Japan)	59,312,900	404,835,530
Nintendo Co., Ltd. (Japan)	5,276,200	776,482,215

		2,287,564,756
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.8%
Brother Industries, Ltd.(b) (Japan)	14,652,500	233,315,489
Hewlett-Packard Co. (United States)	44,463,104	1,385,470,321
Kyocera Corp.(b) (Japan)	20,248,000	1,111,288,159
Nokia Oyj (Finland)	151,880,000	1,160,205,078

1/ Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)
March 31, 2015

COMMON STOCKS (continued)

	SHARES	VALUE
TE Connectivity, Ltd. (Switzerland)	13,646,362	$977,352,446
Telefonaktiebolaget LM Ericsson (Sweden)	97,649,300	1,225,484,116

		6,093,115,609

		10,872,289,066
MATERIALS: 4.6%
Akzo Nobel NV (Netherlands)	5,941,893	449,830,369
Lafarge SA(b) (France)	20,035,291	1,299,269,521
Lanxess AG(b) (Germany)	5,001,680	266,855,700
Linde AG (Germany)	4,498,205	917,045,557
Teck Resources, Ltd., Class B (Canada)	20,117,094	276,207,701

		3,209,208,848
TELECOMMUNICATION SERVICES: 5.7%
America Movil SAB de CV, Series L (Mexico)	515,662,100	527,713,992
Bharti Airtel, Ltd. (India)	57,768,204	363,291,053
China Mobile, Ltd. (Hong Kong/China)	63,278,900	823,207,847
Millicom International Cellular SA SDR(b) (Luxembourg)	10,088,392	729,573,429
MTN Group, Ltd. (South Africa)	53,425,900	900,387,477
Telecom Italia SPA(a) (Italy)	201,500,000	236,238,869
Telecom Italia SPA- RSP (Italy)	352,735,486	331,731,397

		3,912,144,064

TOTAL COMMON STOCKS (Cost $58,616,435,117)		66,035,691,194

PREFERRED STOCKS: 2.4%
ENERGY: 0.6%
Petroleo Brasileiro SA ADR (Brazil)	68,825,500	419,147,295
FINANCIALS: 1.1%
BANKS: 1.1%
Itau Unibanco Holding SA (Brazil)	64,812,950	717,063,892
INFORMATION TECHNOLOGY: 0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Samsung Electronics Co., Ltd. (South Korea)	502,589	498,945,328

TOTAL PREFERRED STOCKS (Cost $2,277,185,111)		1,635,156,515

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$69,582,594	69,582,594
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(c) 0.01%, dated 3/31/15, due 4/1/15, maturity value $1,038,379,288	1,038,379,000	1,038,379,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,961,594)		1,107,961,594

TOTAL INVESTMENTS (Cost $62,001,581,822)	99.6%	68,778,809,303
OTHER ASSETS LESS LIABILITIES	0.4%	282,084,625

NET ASSETS	100.0%	$69,060,893,928

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Freddie Mac 3.75%, 3/27/19 and U.S. Treasury Note 1.25%-3.125%, 10/31/18-5/15/19. Total collateral value is $1,059,157,945.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
JPMorgan	5/13/15	566,702,500	500,000,000	$28,787,186
Credit Suisse	5/20/15	570,980,000	500,000,000	33,013,999
Deutsche Bank	6/3/15	551,730,000	500,000,000	13,661,678
Barclays	6/17/15	530,285,000	500,000,000	(7,897,632)
HSBC	6/17/15	317,901,000	300,000,000	(5,008,579)

				$62,556,652

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$2,516,842,471	$8,107,386,190		$—
Consumer Staples	—	2,019,859,407		—
Energy	2,956,367,817	861,592,059		—
Financials	291,238,703	16,684,456,064		—
Health Care	1,859,803,467	7,100,745,235		—
Industrials	1,297,408,607	4,346,349,196		—
Information Technology	3,469,069,778	7,403,219,288		—
Materials	276,207,701	2,933,001,147		—
Telecommunication Services	527,713,992	3,384,430,072		—
Preferred Stocks
Energy	419,147,295	—		—
Financials	717,063,892	—		—
Information Technology	—	498,945,328		—
Short-term Investments
Money Market Fund	69,582,594	—		—
Repurchase Agreement	—	1,038,379,000		—

Total Securities	$14,400,446,317	$54,378,362,986		$—

Other Financial Instruments
Forward Currency Contracts	$—	$62,556,652	(b)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents net unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, the cost of investments for federal income tax purposes was $62,035,094,224. Net unrealized appreciation aggregated $6,743,715,079, of which $12,580,752,039 represented appreciated securities and $5,837,036,960 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2015. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
AEGON NV (Netherlands)	125,227,471	—	—	125,227,471	$—		$989,308,816
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	28,262,444	1,705,285	—	29,967,729	—		250,849,258
BR Malls Participacoes SA (Brazil)	54,870,300	—	—	54,870,300	—		291,238,703
Brother Industries, Ltd. (Japan)	18,185,100	—	(3,532,600)	14,652,500	1,682,119		233,315,489
Hang Lung Group, Ltd. (Hong Kong)	90,430,600	17,112,700	—	107,543,300	—		490,762,790
Infineon Technologies AG (Germany)	66,414,456	—	—	66,414,456	13,631,230		795,217,947
Kasikornbank PCL- Foreign (Thailand)	123,826,527	7,501,300	—	131,327,827	—		926,818,453
Kyocera Corp. (Japan)	20,248,000	—	—	20,248,000	6,117,221		1,111,288,159
Lafarge SA (France)	20,035,291	—	—	20,035,291	—		1,299,269,521
Lanxess AG (Germany)	4,539,680	462,000	—	5,001,680	—		266,855,700
Millicom International Cellular SA SDR (Luxembourg)	10,088,392	—	—	10,088,392	—		729,573,429
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands/China)	5,733,700	3,099,829	—	8,833,529	—	(b)	195,839,338
NGK Spark Plug Co., Ltd. (Japan)	14,009,700	—	(3,008,400)	11,001,300	1,495,645		295,965,939
Saipem SPA (Italy)	35,889,000	10,482,500	—	46,371,500	—	(b)	473,014,220
Smiths Group PLC (United Kingdom)	26,840,600	6,285,600	—	33,126,200	6,369,220		548,493,503
Television Broadcasts, Ltd. (Hong Kong)	40,022,900	—	—	40,022,900	—		246,995,264
Yamaha Motor Co., Ltd. (Japan)	31,550,100	—	—	31,550,100	1,178,660		761,898,485
Yapi ve Kredi Bankasi AS (Turkey)	234,711,168	—	(34,984,300)	199,726,868	6,004,776		—	(c)

					$36,478,871		$9,906,705,014

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	March 31, 2015

COMMON STOCKS: 67.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 9.9%
CONSUMER DURABLES & APPAREL: 0.5%
Coach, Inc.	1,715,036	$71,053,941
MEDIA: 7.7%
Comcast Corp., Class A	5,054,774	285,443,088
DISH Network Corp., Class A(a)	1,225,032	85,825,742
News Corp., Class A(a)	728,050	11,656,080
Time Warner Cable, Inc.	2,035,883	305,138,144
Time Warner, Inc.	3,817,066	322,313,053
Time, Inc.	664,633	14,914,365
Twenty-First Century Fox, Inc.	4,832,200	163,521,648

		1,188,812,120
RETAILING: 1.7%
CarMax, Inc.(a)	671,000	46,305,710
Liberty Interactive, Series A(a)	2,309,650	67,418,684
Target Corp.	1,735,900	142,465,313

		256,189,707

		1,516,055,768
CONSUMER STAPLES: 1.7%
FOOD & STAPLES RETAILING: 1.7%
Wal-Mart Stores, Inc.	3,141,900	258,421,275
ENERGY: 6.1%
Apache Corp.	3,285,317	198,203,175
Baker Hughes, Inc.	2,897,579	184,228,073
Chevron Corp.	1,288,579	135,275,023
National Oilwell Varco, Inc.	1,480,000	73,985,200
Schlumberger, Ltd.(b) (Curacao/United States)	3,429,021	286,117,512
Weatherford International PLC(a),(b) (Ireland)	4,600,000	56,580,000

		934,388,983
FINANCIALS: 16.3%
BANKS: 6.6%
Bank of America Corp.	16,915,600	260,331,084
BB&T Corp.	2,889,584	112,664,880
JPMorgan Chase & Co.	2,579,900	156,290,342
SunTrust Banks, Inc.	1,534,490	63,052,194
Wells Fargo & Co.	7,698,506	418,798,727

		1,011,137,227
DIVERSIFIED FINANCIALS: 8.0%
Bank of New York Mellon Corp.	7,284,800	293,140,352
Capital One Financial Corp.	5,082,659	400,615,182
Charles Schwab Corp.	10,229,900	311,398,156
Goldman Sachs Group, Inc.	1,257,000	236,278,290

		1,241,431,980
INSURANCE: 1.7%
AEGON NV(b) (Netherlands)	12,311,165	97,627,538
MetLife, Inc.	3,180,000	160,749,000

		258,376,538

		2,510,945,745
HEALTH CARE: 12.4%
HEALTH CARE EQUIPMENT & SERVICES: 4.0%
Cigna Corp.	976,216	126,361,399
Express Scripts Holding Co.(a)	2,570,000	222,998,900
Medtronic PLC (Ireland)(b)	720,200	56,168,398
UnitedHealth Group, Inc.	1,720,762	203,548,937

		609,077,634
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 8.4%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	1,958,600	90,389,390
Merck & Co., Inc.	2,653,175	152,504,499
Novartis AG ADR(b) (Switzerland)	3,684,900	363,367,989
Pfizer, Inc.	5,248,417	182,592,427

	SHARES	VALUE
Roche Holding AG ADR(b) (Switzerland)	7,450,000	$256,131,000
Sanofi ADR(b) (France)	5,045,165	249,432,958

		1,294,418,263

		1,903,495,897
INDUSTRIALS: 4.2%
CAPITAL GOODS: 1.6%
Danaher Corp.	1,236,200	104,953,380
General Electric Co.	3,959,500	98,235,195
Koninklijke Philips NV(b) (Netherlands)	1,258,599	35,668,696
NOW, Inc.(a)	370,000	8,006,800

		246,864,071
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp.	2,017,717	83,775,610
Tyco International PLC(b) (Ireland)	2,465,434	106,161,588

		189,937,198
TRANSPORTATION: 1.4%
FedEx Corp.	1,282,254	212,148,924

		648,950,193
INFORMATION TECHNOLOGY: 15.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	2,693,791	93,770,864
SOFTWARE & SERVICES: 7.7%
AOL, Inc.(a)	1,019,074	40,365,521
Cadence Design Systems, Inc.(a)	1,370,700	25,275,708
eBay, Inc.(a)	2,773,331	159,965,732
Google, Inc., Class A(a)	138,000	76,548,600
Google, Inc., Class C(a)	326,000	178,648,000
Microsoft Corp.	8,814,900	358,369,760
Symantec Corp.	9,534,000	222,761,910
Synopsys, Inc.(a)	2,503,100	115,943,592

		1,177,878,823
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.1%
Cisco Systems, Inc.	3,451,100	94,991,528
Corning, Inc.	5,955,000	135,059,400
EMC Corp.	4,700,000	120,132,000
Hewlett-Packard Co.	12,325,512	384,062,954
Juniper Networks, Inc.	2,153,830	48,633,481
NetApp, Inc.	3,857,187	136,775,851
Nokia Corp. ADR(b) (Finland)	2,789,460	21,144,107
TE Connectivity, Ltd.(b) (Switzerland)	2,210,536	158,318,588

		1,099,117,909

		2,370,767,596
MATERIALS: 0.6%
Celanese Corp., Series A	1,515,960	84,681,526
TELECOMMUNICATION SERVICES: 0.4%
Sprint Corp.(a)	12,867,271	60,990,865

TOTAL COMMON STOCKS (Cost $6,915,158,786)		10,288,697,848

PREFERRED STOCKS: 3.7%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(d)	52,910	56,095,182
FINANCIALS: 3.3%
BANKS: 3.3%
Citigroup, Inc. 5.95%	5,175	5,239,688
JPMorgan Chase & Co. 6.10%	254,565	262,201,950
Wells Fargo & Co. 5.875%	227,645	240,780,116

		508,221,754

TOTAL PREFERRED STOCKS (Cost $540,340,844)		564,316,936

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES: 28.2%
	PAR VALUE	VALUE
U.S. TREASURY: 1.9%
U.S. Treasury Note
0.50%, 1/31/17	$20,000,000	$19,998,440
0.50%, 7/31/17	18,060,000	17,989,458
0.875%, 1/15/18	148,000,000	148,138,824
1.625%, 7/31/19	100,000,000	101,484,400

		287,611,122
GOVERNMENT-RELATED: 2.1%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	164,277	169,236
Series 1997-20F 1, 7.20%, 6/1/17	278,544	290,533
Series 1997-20I 1, 6.90%, 9/1/17	331,398	348,397
Series 1998-20D 1, 6.15%, 4/1/18	445,644	462,657
Series 1998-20I 1, 6.00%, 9/1/18	313,102	326,317
Series 1999-20F 1, 6.80%, 6/1/19	356,020	376,999
Series 2000-20D 1, 7.47%, 4/1/20	1,333,706	1,451,055
Series 2000-20E 1, 8.03%, 5/1/20	425,296	467,363
Series 2000-20G 1, 7.39%, 7/1/20	491,664	534,742
Series 2000-20I 1, 7.21%, 9/1/20	337,209	368,015
Series 2001-20E 1, 6.34%, 5/1/21	1,282,044	1,385,123
Series 2001-20G 1, 6.625%, 7/1/21	1,061,016	1,155,554
Series 2003-20J 1, 4.92%, 10/1/23	4,377,492	4,749,179
Series 2007-20F 1, 5.71%, 6/1/27	4,724,701	5,332,640

		17,417,810
FOREIGN AGENCY: 0.8%
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	12,710,000	11,527,970
4.375%, 5/20/23	29,800,000	25,481,980
6.25%, 3/17/24	8,400,000	7,919,520
Petroleos Mexicanos(b) (Mexico)
4.25%, 1/15/25(d)	22,685,000	22,992,382
6.625%, 6/15/35	9,425,000	10,791,625
6.375%, 1/23/45	17,125,000	19,145,750
5.625%, 1/23/46(d)	16,675,000	16,963,477

		114,822,704
LOCAL AUTHORITY: 1.1%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	5,033,308
7.102%, 1/1/41	12,436,000	18,204,066
State of California GO
7.50%, 4/1/34	13,470,000	20,144,520
7.55%, 4/1/39	16,525,000	25,895,997
7.30%, 10/1/39	13,730,000	20,506,579
7.625%, 3/1/40	8,790,000	13,700,709
State of Illinois GO
4.961%, 3/1/16	3,215,000	3,331,480
5.365%, 3/1/17	37,215,000	39,882,943
5.665%, 3/1/18	26,160,000	28,642,322

		175,341,924
SOVEREIGN: 0.1%
Spain Government International(b) (Spain)
4.00%, 3/6/18(d)	11,850,000	12,675,945

		320,258,383
MORTGAGE-RELATED: 10.1%
FEDERAL AGENCY CMO & REMIC: 2.5%
Dept. of Veterans Affairs
Series 1995-1 1, 7.234%, 2/15/25	448,768	514,161
Series 1995-2C 3A, 8.793%, 6/15/25	204,937	245,348
Series 2002-1 2J, 6.50%, 8/15/31	12,147,962	14,140,799
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	2,291,693	2,637,851
Trust 2009-66 ET, 6.00%, 5/25/39	6,788,529	7,397,555
Trust 2009-30 AG, 6.50%, 5/25/39	3,950,357	4,322,916
Trust 2001-T7 A1, 7.50%, 2/25/41	1,915,034	2,272,889
Trust 2001-T5 A3, 7.50%, 6/19/41	735,753	866,739
Trust 2001-T4 A1, 7.50%, 7/25/41	1,866,316	2,270,782
Trust 2001-T8 A1, 7.50%, 7/25/41	1,837,361	2,080,321

	PAR VALUE	VALUE
Trust 2001-W3 A, 7.00%, 9/25/41	$1,377,356	$1,577,732
Trust 2001-T10 A2, 7.50%, 12/25/41	1,633,748	1,866,917
Trust 2013-106 MA, 4.00%, 2/25/42	13,081,962	13,897,282
Trust 2002-W6 2A1, 6.409%, 6/25/42	1,899,442	2,203,949
Trust 2002-W8 A2, 7.00%, 6/25/42	2,412,030	2,799,243
Trust 2003-W2 1A1, 6.50%, 7/25/42	3,855,924	4,500,723
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,481,611	1,753,202
Trust 2003-W4 4A, 7.005%, 10/25/42	2,100,344	2,424,451
Trust 2012-121 NB, 7.00%, 11/25/42	3,792,883	4,480,800
Trust 2012-134 FK, 0.524%, 12/25/42	16,451,743	16,405,761
Trust 2013-15 FA, 0.524%, 3/25/43	22,984,319	23,013,440
Trust 2013-98 FA, 0.724%, 9/25/43	11,463,685	11,582,059
Trust 2013-92 FA, 0.724%, 9/25/43	49,486,209	49,963,355
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,440,608	2,819,681
Trust 2004-W2 5A, 7.50%, 3/25/44	5,102,840	5,911,303
Trust 2004-W8 3A, 7.50%, 6/25/44	836,785	988,276
Trust 2005-W4 1A2, 6.50%, 8/25/45	7,487,388	8,535,929
Trust 2009-11 MP, 7.00%, 3/25/49	9,395,637	10,846,230
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	193,673	202,967
Series 16 PK, 7.00%, 8/25/23	2,889,879	3,232,150
Series T-48 1A4, 5.538%, 7/25/33	34,254,384	38,566,361
Series 4240 FA, 0.675%, 8/15/43	10,764,625	10,808,631
Series 314 F2, 0.785%, 9/15/43	23,920,581	24,246,841
Series T-51 1A, 6.50%, 9/25/43	229,552	266,237
Series T-59 1A1, 6.50%, 10/25/43	12,281,978	14,428,597
Series 4281 BC, 5.724%, 12/15/43	76,760,905	85,256,648

		379,328,126
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.6%
Fannie Mae, 15 Year
4.00%, 2/1/27 - 5/1/27	90,028,071	95,617,759
4.50%, 1/1/25 - 1/1/27	23,558,880	25,382,143
6.00%, 7/1/16 - 3/1/22	5,029,385	5,243,571
6.50%, 8/1/15 - 11/1/18	5,079,390	5,267,013
7.00%, 11/1/18	357,027	370,361
7.50%, 9/1/15 - 8/1/17	765,757	781,695
Fannie Mae, 20 Year
4.00%, 11/1/30 - 12/1/34	229,030,584	247,285,987
4.50%, 1/1/31 - 5/1/32	76,388,244	83,688,578
6.50%, 1/1/22 - 10/1/26	3,100,477	3,603,009
Fannie Mae, 30 Year
4.50%, 1/1/39 - 9/1/41	32,885,139	36,395,913
5.50%, 7/1/33 - 8/1/37	22,891,819	25,912,318
6.00%, 9/1/36 - 6/1/38	34,531,968	39,437,396
6.50%, 12/1/28 - 8/1/39	45,164,117	52,193,493
7.00%, 4/1/37 - 8/1/37	11,025,364	12,868,692
Fannie Mae, Hybrid ARM
1.914%, 1/1/35	4,083,076	4,294,787
1.959%, 12/1/34	2,705,724	2,867,505
2.108%, 8/1/35	2,330,414	2,475,204
2.138%, 9/1/34	1,944,319	2,086,700
2.20%, 1/1/35	1,746,554	1,867,805
2.302%, 8/1/38	5,351,455	5,717,352
2.512%, 11/1/43	11,680,063	12,196,188
2.72%, 4/1/44	24,910,431	26,029,928
2.831%, 12/1/44	22,358,056	23,194,085
2.85%, 11/1/44	38,594,260	40,069,357
3.289%, 6/1/41	22,481,271	23,757,064
3.585%, 12/1/40	7,279,144	7,680,108
3.708%, 11/1/40	3,403,319	3,600,737
4.188%, 7/1/39	4,563,816	4,870,479
5.589%, 5/1/37	2,297,870	2,385,376
6.35%, 9/1/36	422,370	431,195
Fannie Mae, Multifamily DUS Pool 462086 5.355%, 11/1/15	14,046,225	14,265,432
Freddie Mac, Hybrid ARM
2.093%, 4/1/37	3,010,340	3,195,000
2.275%, 9/1/37	1,650,296	1,761,094
2.461%, 5/1/34	3,377,796	3,625,075
2.629%, 8/1/42	17,335,353	18,048,977

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.675%, 10/1/38	$3,238,955	$3,441,384
2.691%, 2/1/38	7,758,036	8,390,119
2.927%, 5/1/44	3,835,464	3,977,784
2.975%, 5/1/44	28,856,136	29,958,046
2.998%, 6/1/44	7,297,648	7,575,821
3.212%, 6/1/44	11,694,068	12,372,101
3.598%, 10/1/41	2,539,135	2,674,506
5.317%, 10/1/35	4,070,865	4,289,178
5.816%, 7/1/38	672,478	721,348
6.10%, 1/1/38	825,882	887,450
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	59,858,274	63,768,991
4.50%, 9/1/24 - 9/1/26	16,895,610	18,205,226
6.00%, 2/1/18	640,421	662,579
6.50%, 5/1/16 - 9/1/18	2,360,009	2,437,124
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	16,577,660	18,148,841
6.50%, 10/1/26	6,110,721	7,018,803
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 1/1/44	103,913,843	113,356,799
5.50%, 12/1/37	1,397,243	1,574,239
6.00%, 2/1/39	3,723,904	4,261,385
6.50%, 12/1/32 - 4/1/33	9,305,059	10,726,034
7.00%, 11/1/37 - 9/1/38	9,316,393	10,818,718
7.47%, 3/17/23	126,444	142,412
7.75%, 7/25/21	411,735	459,713
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,105,568	1,297,165
7.97%, 4/15/20 - 1/15/21	553,110	600,473

		1,166,233,615

		1,545,561,741
ASSET-BACKED: 1.9%
AUTO LOAN: 0.2%
Ford Credit Auto Owner Trust
Series 2014-C A3, 1.06%, 5/15/19	23,000,000	23,041,469
Series 2015-1 A, 2.12%, 7/15/26(d)	11,000,000	11,092,081

		34,133,550
CREDIT CARD: 0.9%
American Express Master Trust
Series 2014-3 A, 1.49%, 4/15/20	16,025,000	16,151,886
Chase Issuance Trust
Series 2013-A5 A, 0.47%, 5/15/17	12,175,000	12,175,730
Series 2012-A5 A5, 0.59%, 8/15/17	24,845,000	24,857,199
Series 2012-A8 A8, 0.54%, 10/16/17	19,983,000	19,983,080
Series 2013-A8 A8, 1.01%, 10/15/18	14,000,000	14,026,824
Series 2014-A1 A1, 1.15%, 1/15/19	18,400,000	18,478,807
Series 2014-A7 A, 1.38%, 11/15/19	29,200,000	29,305,967

		134,979,493
OTHER: 0.6%
Rio Oil Finance Trust(b) (Brazil)
6.25%, 7/6/24(d)	53,625,000	48,862,564
6.75%, 1/6/27(d)	42,925,000	38,847,125

		87,709,689
STUDENT LOAN: 0.2%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(d)	5,250,000	5,365,159
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	10,111,578
Series 2012-E A2A, 2.09%, 6/15/45(d)	13,775,000	13,869,937
Series 2012-C A2, 3.31%, 10/15/46(d)	10,100,000	10,506,788

		39,853,462

		296,676,194
CORPORATE: 12.2%
FINANCIALS: 4.2%
Anthem, Inc.
4.35%, 8/15/20	19,305,000	21,309,400
Bank of America Corp.
5.30%, 3/15/17	19,000,000	20,288,884
7.625%, 6/1/19	6,800,000	8,207,505

	PAR VALUE	VALUE
5.625%, 7/1/20	$5,030,000	$5,798,961
4.20%, 8/26/24	5,825,000	6,026,347
6.625%, 5/23/36(c)	37,275,000	45,734,524
Barclays PLC(b) (United Kingdom)
4.375%, 9/11/24	23,275,000	23,624,963
BNP Paribas SA(b) (France)
4.25%, 10/15/24	31,175,000	32,208,139
Boston Properties, Inc.
5.625%, 11/15/20	3,850,000	4,478,308
3.85%, 2/1/23	7,800,000	8,246,371
3.125%, 9/1/23	17,550,000	17,683,362
3.80%, 2/1/24	11,175,000	11,751,753
Capital One Financial Corp.
3.50%, 6/15/23	42,579,000	43,710,707
Cigna Corp.
7.65%, 3/1/23	9,705,000	12,519,178
7.875%, 5/15/27	21,888,000	30,402,870
8.30%, 1/15/33	8,845,000	12,317,857
Citigroup, Inc.
7.875%, 10/30/40(c)	43,080,925	45,665,780
Equity Residential
4.625%, 12/15/21	14,054,000	15,697,545
3.00%, 4/15/23	14,775,000	14,806,618
General Electric Co.
4.375%, 9/16/20	8,475,000	9,408,148
4.625%, 1/7/21	5,750,000	6,474,006
4.65%, 10/17/21	9,825,000	11,118,972
Health Net, Inc.
6.375%, 6/1/17	13,275,000	14,171,063
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,140,000
6.50%, 5/2/36	23,190,000	29,321,761
6.50%, 9/15/37	15,315,000	19,543,364
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	34,445,348
Lloyds Banking Group PLC(b) (United Kingdom)
4.50%, 11/4/24	11,550,000	11,996,835
Navient Corp.
3.875%, 9/10/15	7,625,000	7,679,671
6.00%, 1/25/17	14,285,000	15,026,034
4.625%, 9/25/17	9,550,000	9,693,250
8.45%, 6/15/18	11,855,000	13,159,050
Royal Bank of Scotland Group PLC(b) (United Kingdom)
6.125%, 12/15/22	48,416,000	54,521,064
6.00%, 12/19/23	3,250,000	3,612,629
Unum Group
7.19%, 2/1/28	8,305,000	10,286,482
7.25%, 3/15/28	2,030,000	2,681,857
6.75%, 12/15/28	11,368,000	14,275,969

		652,034,575
INDUSTRIALS: 7.6%
Actavis PLC(b) (Ireland)
3.00%, 3/12/20	19,550,000	20,028,310
3.80%, 3/15/25	10,870,000	11,209,101
AT&T, Inc.
6.55%, 2/15/39	7,675,000	9,422,651
5.35%, 9/1/40	21,250,000	23,192,824
Becton, Dickinson and Co.
3.734%, 12/15/24	5,725,000	5,996,560
Boston Scientific Corp.
6.40%, 6/15/16	19,811,000	20,985,099
Burlington Northern Santa Fe LLC(f)
8.251%, 1/15/21	664,906	785,933
3.85%, 9/1/23	2,150,000	2,320,185
5.72%, 1/15/24	9,043,583	10,389,051
5.342%, 4/1/24	10,305,402	11,462,904
5.629%, 4/1/24	15,837,333	18,059,169

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Cemex SAB de CV(b) (Mexico)
6.50%, 12/10/19(d)	$22,500,000	$23,906,250
6.00%, 4/1/24(d)	10,575,000	10,548,563
5.70%, 1/11/25(d)	12,475,000	12,306,588
6.125%, 5/5/25(d)	8,100,000	8,178,570
Comcast Corp.
6.30%, 11/15/17	5,865,000	6,621,532
5.875%, 2/15/18	4,475,000	5,047,657
Cox Enterprises, Inc.
3.25%, 12/15/22(d)	15,740,000	15,965,586
2.95%, 6/30/23(d)	37,166,000	36,605,091
3.85%, 2/1/25(d)	19,625,000	20,179,347
CSX Corp.
9.75%, 6/15/20	5,231,000	7,016,272
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,038,720
7.875%, 1/1/23	8,660,000	10,002,300
7.75%, 7/15/26	50,000	56,625
7.75%, 5/15/27	540,000	603,450
7.00%, 12/1/28	15,135,000	16,345,800
Dow Chemical Co.
8.55%, 5/15/19	12,775,000	15,994,530
7.375%, 11/1/29	17,000,000	22,995,186
9.40%, 5/15/39	9,677,000	16,019,103
FedEx Corp.
8.00%, 1/15/19	6,965,000	8,445,230
6.72%, 7/15/23	10,561,140	12,224,519
Ford Motor Credit Co. LLC(f)
5.75%, 2/1/21	12,700,000	14,756,384
5.875%, 8/2/21	11,350,000	13,361,243
4.25%, 9/20/22	9,593,000	10,342,626
4.375%, 8/6/23	3,775,000	4,078,638
HCA Holdings, Inc.
6.50%, 2/15/16	43,180,000	44,749,593
Hewlett-Packard Co.
3.30%, 12/9/16	14,955,000	15,462,199
Kinder Morgan, Inc.
4.30%, 6/1/25	36,515,000	37,480,603
5.50%, 3/1/44	20,835,000	21,795,514
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,640,250
6.50%, 7/15/16	35,915,000	37,980,112
Liberty Interactive Corp.
8.50%, 7/15/29	9,462,000	10,526,475
8.25%, 2/1/30	7,291,000	7,983,645
Macy’s, Inc.
6.90%, 1/15/32	49,699,000	65,466,554
6.70%, 7/15/34	1,390,000	1,859,778
Naspers, Ltd.(b) (South Africa)
6.00%, 7/18/20(d)	21,900,000	24,144,750
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,649,025
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	6,013,012
3.125%, 10/15/22	22,133,000	22,227,729
Sprint Corp.
6.00%, 12/1/16	19,400,000	20,253,600
Telecom Italia SPA(b) (Italy)
6.999%, 6/4/18	17,100,000	19,034,437
7.175%, 6/18/19	27,527,000	31,690,459
7.20%, 7/18/36	11,596,000	13,074,490
7.721%, 6/4/38	7,062,000	8,244,885
Time Warner Cable, Inc.
8.75%, 2/14/19	13,840,000	17,084,816
8.25%, 4/1/19	33,815,000	41,360,479
Time Warner, Inc.
7.625%, 4/15/31	31,348,000	43,834,598
7.70%, 5/1/32	14,374,000	20,398,833
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	19,370,835
6.65%, 11/15/37	1,638,000	2,209,046

	PAR VALUE	VALUE
Union Pacific Corp.
5.866%, 7/2/30	$26,813,526	$31,609,203
6.176%, 1/2/31	9,502,340	11,443,164
Verizon Communications, Inc.
4.15%, 3/15/24	12,750,000	13,696,292
4.272%, 1/15/36(d)	11,847,000	11,757,579
6.55%, 9/15/43	38,476,000	49,960,278
Vulcan Materials Co.
6.50%, 12/1/16	704,000	765,459
7.50%, 6/15/21	20,340,000	24,408,000
Xerox Corp.
6.35%, 5/15/18	28,585,000	32,328,206
4.50%, 5/15/21	19,161,000	20,792,310

		1,172,787,805
UTILITIES: 0.4%
Dominion Resources, Inc.
5.75%, 10/1/54	21,175,000	22,622,417
Enel SPA(b) (Italy)
6.80%, 9/15/37(d)	18,700,000	24,364,585
6.00%, 10/7/39(d)	8,550,000	10,380,504

		57,367,506

		1,882,189,886

TOTAL DEBT SECURITIES (Cost $4,053,431,326)		4,332,297,326

SHORT-TERM INVESTMENTS: 0.6%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	15,440,351	15,440,351
REPURCHASE AGREEMENT: 0.5%
Fixed Income Clearing Corporation(e) 0.01%, dated 3/31/15, due 4/1/15, maturity value $82,798,023	82,798,000	82,798,000

TOTAL SHORT-TERM INVESTMENTS (Cost $98,238,351)		98,238,351

TOTAL INVESTMENTS (Cost $11,607,169,307)	99.5%	15,283,550,461
OTHER ASSETS LESS LIABILITIES	0.5%	77,740,358

NET ASSETS	100.0%	$15,361,290,819

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, all such securities in total represented $450,359,881 or 2.9% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Repurchase agreement is collateralized by U.S. Treasury Note 3.625%, 8/15/19. Total collateral value is $84,458,950.
(f)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	March 31, 2015

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	1,329	Jun 2015	$(171,316,406)	$(1,837,874)
Long-Term U.S. Treasury Bond – Short Position	741	Jun 2015	$(125,877,375)	$(4,127,533)

				$(5,965,407)

5 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities (including certain preferred stocks) and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net assest values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,288,697,848		$—	$—
Preferred Stocks	—		564,316,936	—
Debt Securities
U.S. Treasury	—		287,611,122	—
Government-Related	—		320,258,383	—
Mortgage-Related	—		1,545,561,741	—
Asset-Backed	—		296,676,194	—
Corporate	—		1,882,189,886	—
Short-term Investments
Money Market Fund	15,440,351		—	—
Repurchase Agreement	—		82,798,000	—

Total Securities	$10,304,138,199		$4,979,412,262	$—

Other Financial Instruments
Treasury Futures Contracts	$(5,965,407	)(c)	$—	$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at March 31, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, the cost of investments for federal income tax purposes was $11,607,169,315. Net unrealized appreciation aggregated $3,676,381,146, of which $3,831,568,999 represented appreciated securities and $155,187,853 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

6 / Dodge & Cox Balanced Fund

INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES: 97.4%

	PAR VALUE	VALUE
U.S. TREASURY: 8.9%
U.S. Treasury Note
0.875%, 5/15/17	$280,000,000	$281,575,000
0.50%, 7/31/17	621,000,000	618,574,374
0.625%, 9/30/17	600,000,000	598,359,600
1.50%, 8/31/18	750,000,000	761,425,500
1.50%, 2/28/19	496,995,000	503,091,141
1.625%, 7/31/19	600,000,000	608,906,400
1.625%, 12/31/19	500,000,000	506,250,000

		3,878,182,015
GOVERNMENT-RELATED: 7.3%
FEDERAL AGENCY: 0.3%
Small Business Admin. - 504 Program
Series 1997-20E 1, 7.30%, 5/1/17	60,817	63,175
Series 1997-20H 1, 6.80%, 8/1/17	10,908	11,551
Series 1997-20J 1, 6.55%, 10/1/17	185,116	193,546
Series 1997-20L 1, 6.55%, 12/1/17	8,023	8,335
Series 1998-20B 1, 6.15%, 2/1/18	17,693	18,377
Series 1998-20C 1, 6.35%, 3/1/18	593,876	618,366
Series 1998-20H 1, 6.15%, 8/1/18	288,612	300,786
Series 1998-20L 1, 5.80%, 12/1/18	196,249	207,632
Series 1999-20C 1, 6.30%, 3/1/19	160,729	169,710
Series 1999-20E 1, 6.30%, 5/1/19	5,777	6,123
Series 1999-20G 1, 7.00%, 7/1/19	296,339	314,193
Series 1999-20I 1, 7.30%, 9/1/19	142,625	152,344
Series 2000-20C 1, 7.625%, 3/1/20	8,209	8,916
Series 2000-20G 1, 7.39%, 7/1/20	5,216	5,673
Series 2001-20G 1, 6.625%, 7/1/21	1,279,412	1,393,408
Series 2001-20L 1, 5.78%, 12/1/21	4,486,848	4,837,608
Series 2002-20A 1, 6.14%, 1/1/22	26,803	28,999
Series 2002-20L 1, 5.10%, 12/1/22	1,313,686	1,417,497
Series 2003-20G 1, 4.35%, 7/1/23	67,806	71,782
Series 2004-20L 1, 4.87%, 12/1/24	1,904,557	2,048,317
Series 2005-20B 1, 4.625%, 2/1/25	2,863,092	3,055,147
Series 2005-20D 1, 5.11%, 4/1/25	150,479	163,758
Series 2005-20E 1, 4.84%, 5/1/25	5,484,847	5,929,950
Series 2005-20G 1, 4.75%, 7/1/25	4,912,620	5,270,770
Series 2005-20H 1, 5.11%, 8/1/25	67,101	73,068
Series 2005-20I 1, 4.76%, 9/1/25	5,941,418	6,380,058
Series 2006-20A 1, 5.21%, 1/1/26	5,798,133	6,302,058
Series 2006-20B 1, 5.35%, 2/1/26	1,757,570	1,912,955
Series 2006-20C 1, 5.57%, 3/1/26	8,121,973	8,962,009
Series 2006-20G 1, 6.07%, 7/1/26	15,386,470	17,385,543
Series 2006-20H 1, 5.70%, 8/1/26	131,205	146,643
Series 2006-20I 1, 5.54%, 9/1/26	270,036	298,134
Series 2006-20J 1, 5.37%, 10/1/26	5,950,798	6,500,361
Series 2006-20L 1, 5.12%, 12/1/26	4,509,240	4,921,579
Series 2007-20A 1, 5.32%, 1/1/27	9,870,098	10,973,013
Series 2007-20C 1, 5.23%, 3/1/27	15,132,988	16,757,275
Series 2007-20D 1, 5.32%, 4/1/27	16,891,819	18,787,919
Series 2007-20G 1, 5.82%, 7/1/27	10,276,475	11,608,376

		137,304,954
FOREIGN AGENCY: 2.3%
Export-Import Bank of Korea(c) (South Korea) 4.00%, 1/11/17	19,780,000	20,706,673
Petroleo Brasileiro SA(c), (Brazil)
5.75%, 1/20/20	43,955,000	40,863,205
5.375%, 1/27/21	187,220,000	169,808,540
4.375%, 5/20/23	38,625,000	33,028,238
6.25%, 3/17/24	80,805,000	76,182,954
Petroleos Mexicanos(c), (Mexico)
4.875%, 1/18/24	121,415,000	128,517,778
4.25%, 1/15/25(b)	97,765,000	99,089,716
6.625%, 6/15/35	61,625,000	70,560,625
5.50%, 6/27/44(b)	36,075,000	36,390,656
5.50%, 6/27/44	5,900,000	5,951,625
6.375%, 1/23/45	114,535,000	128,050,130
5.625%, 1/23/46(b)	190,720,000	194,019,456

		1,003,169,596

	PAR VALUE	VALUE
LOCAL AUTHORITY: 4.5%
L.A. Unified School District GO
5.75%, 7/1/34	$5,235,000	$6,651,643
6.758%, 7/1/34	181,015,000	252,738,574
New Jersey Turnpike Authority RB
7.414%, 1/1/40	31,485,000	47,305,583
7.102%, 1/1/41	141,493,000	207,120,283
New Valley Generation
4.929%, 1/15/21	340,287	382,296
State of California GO
7.50%, 4/1/34	197,316,000	295,088,051
7.55%, 4/1/39	200,880,000	314,795,030
7.30%, 10/1/39	106,785,000	159,489,805
7.625%, 3/1/40	90,165,000	140,537,481
7.60%, 11/1/40	61,410,000	96,687,589
State of Illinois GO
4.961%, 3/1/16	65,560,000	67,935,239
5.365%, 3/1/17	186,245,000	199,596,904
5.665%, 3/1/18	170,335,000	186,498,088

		1,974,826,566
SOVEREIGN: 0.2%
Spain Government International(c) (Spain)
4.00%, 3/6/18(b)	74,765,000	79,976,120

		3,195,277,236
MORTGAGE-RELATED: 33.9%
FEDERAL AGENCY CMO & REMIC: 3.9%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	160,006	194,437
Series 1997-2 Z, 7.50%, 6/15/27	11,012,143	12,667,620
Series 1998-2 2A, 8.715%, 8/15/27	41,822	49,943
Series 1998-1 1A, 8.214%, 3/15/28	267,509	314,759
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	508,581	569,462
Trust 1998-58 PC, 6.50%, 10/25/28	2,596,244	2,938,767
Trust 2001-69 PQ, 6.00%, 12/25/31	3,112,163	3,443,060
Trust 2002-33 A1, 7.00%, 6/25/32	2,744,325	3,158,852
Trust 2002-69 Z, 5.50%, 10/25/32	430,463	479,895
Trust 2008-24 GD, 6.50%, 3/25/37	3,174,883	3,546,830
Trust 2007-47 PE, 5.00%, 5/25/37	7,754,697	8,424,672
Trust 2009-30 AG, 6.50%, 5/25/39	16,828,247	18,415,319
Trust 2009-53 QM, 5.50%, 5/25/39	4,811,492	5,217,909
Trust 2009-40 TB, 6.00%, 6/25/39	8,204,037	9,351,937
Trust 2001-T3 A1, 7.50%, 11/25/40	147,403	174,187
Trust 2010-123 WT, 7.00%, 11/25/40	63,884,002	72,491,349
Trust 2001-T7 A1, 7.50%, 2/25/41	98,487	116,891
Trust 2001-T5 A2, 6.99%, 6/19/41	57,543	65,439
Trust 2001-T5 A3, 7.50%, 6/19/41	281,181	331,240
Trust 2001-T4 A1, 7.50%, 7/25/41	2,617,234	3,184,439
Trust 2011-58 AT, 4.00%, 7/25/41	14,895,602	15,669,980
Trust 2001-T10 A1, 7.00%, 12/25/41	2,945,455	3,478,223
Trust 2013-106 MA, 4.00%, 2/25/42	29,381,010	31,212,152
Trust 2002-T12 A3, 7.50%, 5/25/42	56,354	67,648
Trust 2002-90 A1, 6.50%, 6/25/42	6,059,808	6,944,995
Trust 2002-W6 2A1, 6.409%, 6/25/42	3,479,549	4,037,370
Trust 2002-W8 A2, 7.00%, 6/25/42	1,988,152	2,307,318
Trust 2002-T16 A3, 7.50%, 7/25/42	4,349,423	5,104,840
Trust 2003-W2 1A2, 7.00%, 7/25/42	9,287,381	10,989,833
Trust 2003-W4 3A, 6.566%, 10/25/42	2,976,157	3,415,265
Trust 2012-121 NB, 7.00%, 11/25/42	2,023,082	2,390,010
Trust 2003-7 A1, 6.50%, 12/25/42	4,944,296	5,623,494
Trust 2003-W1 2A, 6.519%, 12/25/42	3,501,768	4,099,775
Trust 2012-133 HF, 0.524%, 12/25/42	56,187,317	56,142,704
Trust 2012-133 JF, 0.524%, 12/25/42	19,275,591	19,204,502
Trust 2012-134 FD, 0.524%, 12/25/42	1,521,536	1,522,823
Trust 2012-134 FT, 0.524%, 12/25/42	79,230,919	79,863,816
Trust 2012-148 LF, 0.474%, 1/25/43	65,625,108	65,185,879
Trust 2013-15 FA, 0.524%, 3/25/43	2,064,566	2,067,182
Trust 2013-98 FA, 0.724%, 9/25/43	52,381,927	52,922,823

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2013-101 CF, 0.774%, 10/25/43	$25,941,159	$26,183,813
Trust 2013-101 FE, 0.774%, 10/25/43	41,438,859	41,831,616
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,102,733	3,584,646
Trust 2004-W2 2A2, 7.00%, 2/25/44	173,107	200,320
Trust 2004-W2 5A, 7.50%, 3/25/44	8,053,429	9,329,365
Trust 2004-W8 3A, 7.50%, 6/25/44	5,946,194	7,022,686
Trust 2004-W14 1AF, 0.574%, 7/25/44	2,114,406	2,080,925
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,351,556	1,513,613
Trust 2005-W1 1A3, 7.00%, 10/25/44	7,870,530	9,131,311
Trust 2001-79 BA, 7.00%, 3/25/45	970,179	1,145,722
Trust 2006-W1 1A1, 6.50%, 12/25/45	634,427	724,756
Trust 2006-W1 1A2, 7.00%, 12/25/45	4,712,064	5,520,673
Trust 2006-W1 1A3, 7.50%, 12/25/45	83,304	97,545
Trust 2006-W1 1A4, 8.00%, 12/25/45	5,489,607	6,628,492
Trust 2007-W10 1A, 6.287%, 8/25/47	21,750,189	24,737,773
Trust 2007-W10 2A, 6.318%, 8/25/47	6,249,405	7,112,985
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	275,645	305,548
Series 3312 AB, 6.50%, 6/15/32	5,211,978	5,910,398
Series T-41 2A, 6.288%, 7/25/32	332,404	353,517
Series 2587 ZU, 5.50%, 3/15/33	8,888,121	9,723,116
Series 2610 UA, 4.00%, 5/15/33	2,965,452	3,123,796
Series T-48 1A, 5.597%, 7/25/33	3,487,415	3,848,737
Series 2708 ZD, 5.50%, 11/15/33	34,279,360	38,600,513
Series 3330 GZ, 5.50%, 6/15/37	9,305,604	10,261,010
Series 4091 JF, 0.675%, 6/15/41	35,441,306	35,649,559
Series 4120 YF, 0.525%, 10/15/42	85,791,563	85,565,073
Series 4122 FP, 0.575%, 10/15/42	45,145,058	45,206,455
Series 309 F4, 0.705%, 8/15/43	91,828,627	92,732,986
Series 311 F1, 0.725%, 8/15/43	126,440,679	127,644,912
Series 4240 FA, 0.675%, 8/15/43	21,772,469	21,861,475
Series T-51 1A, 6.50%, 9/25/43	78,048	90,520
Series 4259 FA, 0.675%, 10/15/43	39,217,609	39,555,273
Series 4281 BC, 5.724%, 12/15/43	209,428,788	232,607,947
Series 4283 DW, 5.75%, 12/15/43	126,715,000	141,119,328
Series 4283 EW, 5.634%, 12/15/43	77,420,658	85,477,284
Series 4310 FA, 0.725%, 2/15/44	3,273,710	3,308,660
Series 4319 MA, 5.927%, 3/15/44	38,337,000	43,151,437

		1,690,331,424
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 30.0%
Fannie Mae, 10 Year
6.00%, 11/1/16	664,778	683,193
Fannie Mae, 15 Year
3.50%, 8/1/26 - 3/1/29	868,388,918	921,809,139
4.00%, 9/1/25 - 5/1/27	196,338,036	208,515,435
4.50%, 3/1/29	58,683,555	63,204,676
5.00%, 9/1/25	96,381,919	105,247,068
5.50%, 1/1/18 - 7/1/25	260,654,168	285,726,007
6.00%, 7/1/16 - 3/1/23	101,809,761	109,866,720
6.50%, 5/1/16 - 12/1/19	10,764,756	11,189,511
7.00%, 11/1/17	20,764	21,381
7.50%, 8/1/17	287,677	294,112
Fannie Mae, 20 Year
4.00%, 9/1/30 - 1/1/35	2,499,996,845	2,699,391,334
4.50%, 3/1/29 - 1/1/34	903,169,141	988,192,817
6.00%, 6/1/27 - 2/1/28	7,387,087	8,411,741
6.50%, 4/1/19 - 10/1/24	8,732,807	10,026,945
Fannie Mae, 30 Year
4.50%, 6/1/36 - 10/1/44	623,204,366	684,329,436
5.00%, 7/1/37	20,252,146	22,546,057
5.50%, 2/1/33 - 11/1/39	336,831,183	381,441,054
6.00%, 11/1/28 - 2/1/39	309,578,256	351,996,708
6.50%, 12/1/32 - 8/1/39	132,914,886	152,420,195
7.00%, 4/1/32 - 2/1/39	136,455,482	160,006,220
Fannie Mae, 40 Year
4.50%, 1/1/52	17,067,131	18,456,310
Fannie Mae, Hybrid ARM
1.794%, 8/1/34	2,721,428	2,856,364
1.854%, 10/1/34	3,166,511	3,351,927

	PAR VALUE	VALUE
1.87%, 1/1/35	$3,818,061	$4,018,766
1.877%, 6/1/43	7,448,665	7,706,013
1.904%, 8/1/35	2,917,432	3,080,879
1.907%, 7/1/35	2,167,910	2,299,115
1.945%, 11/1/35	3,077,438	3,239,764
1.958%, 7/1/35	2,301,959	2,435,010
1.96%, 9/1/43	16,032,774	16,605,724
1.964%, 8/1/35	10,043,008	10,615,060
2.006%, 4/1/35	4,888,508	5,199,275
2.085%, 7/1/35	2,769,922	2,945,424
2.105%, 1/1/37	4,874,499	5,174,286
2.12%, 9/1/34	4,055,205	4,319,718
2.151%, 10/1/38	10,642,397	11,366,184
2.167%, 10/1/35	3,869,443	4,129,533
2.182%, 1/1/36	5,542,454	5,933,667
2.189%, 12/1/35	2,490,207	2,662,330
2.206%, 10/1/38	6,050,991	6,406,359
2.215%, 11/1/36	3,285,190	3,506,384
2.248%, 10/1/35	2,986,703	3,181,494
2.25%, 6/1/35 - 7/1/35	3,814,429	4,053,067
2.256%, 7/1/34	3,723,953	3,948,706
2.263%, 1/1/36	6,694,727	7,128,547
2.267%, 9/1/35	3,507,420	3,726,625
2.268%, 8/1/34	863,882	921,871
2.272%, 10/1/33	3,649,030	3,889,707
2.276%, 12/1/36	4,338,534	4,620,810
2.314%, 8/1/35	5,668,674	6,090,898
2.35%, 2/1/44	5,914,937	6,130,408
2.375%, 9/1/38	1,165,499	1,260,431
2.378%, 9/1/42	20,220,503	20,866,087
2.422%, 2/1/43	25,993,373	26,851,959
2.482%, 5/1/44	31,252,454	32,491,577
2.499%, 10/1/44	13,068,046	13,441,388
2.501%, 11/1/42	16,959,599	17,508,549
2.517%, 1/1/35	1,844,962	1,974,130
2.61%, 2/1/37	11,875,417	12,731,532
2.675%, 10/1/44	26,302,140	27,166,082
2.679%, 4/1/44	33,997,802	35,496,581
2.697%, 2/1/43	12,992,356	13,597,006
2.714%, 11/1/43	30,747,186	31,871,277
2.724%, 12/1/44	13,245,489	13,693,752
2.743%, 12/1/44	9,582,613	9,913,248
2.746%, 12/1/44	9,065,887	9,378,586
2.747%, 11/1/44	9,956,844	10,299,921
2.749%, 10/1/44	21,663,562	22,412,027
2.757%, 9/1/44	22,104,009	22,869,504
2.776%, 9/1/44	21,620,209	22,386,161
2.783%, 11/1/44	17,750,878	18,383,896
2.79%, 10/1/44	21,667,928	22,456,258
2.803%, 12/1/44	65,671,292	68,063,779
2.807%, 2/1/44	12,341,946	12,799,677
2.81%, 10/1/44	69,418,346	71,975,080
2.824%, 8/1/44 - 12/1/44	53,818,341	55,819,699
2.832%, 10/1/44	39,687,093	41,181,527
2.835%, 8/1/44	57,817,340	59,954,732
2.838%, 10/1/44	23,948,822	24,851,733
2.852%, 10/1/44	28,505,160	29,591,823
2.862%, 11/1/44	39,158,367	40,651,845
2.863%, 11/1/44	37,850,616	39,306,466
2.866%, 7/1/44	33,462,300	34,744,785
2.893%, 10/1/44	11,108,240	11,535,327
2.906%, 9/1/44	9,824,880	10,206,775
2.907%, 7/1/44	24,232,268	25,177,767
2.91%, 2/1/44	19,408,425	20,177,032
2.911%, 10/1/44	22,936,257	23,829,482
2.913%, 9/1/44	76,536,744	79,504,577
2.914%, 8/1/44	15,028,130	15,613,053
2.92%, 9/1/43	14,718,583	15,320,263
2.927%, 11/1/44	38,929,564	40,445,824
2.939%, 10/1/44 - 1/1/45	75,498,974	78,456,126
2.955%, 4/1/44	14,235,553	14,802,482

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.96%, 7/1/44	$19,692,158	$20,457,430
2.969%, 10/1/44 - 11/1/44	65,659,781	68,252,879
2.973%, 11/1/43	24,847,294	25,834,956
2.976%, 4/1/44	13,001,982	13,514,918
2.978%, 7/1/44	13,180,383	13,699,522
3.016%, 9/1/44	42,047,718	43,743,012
3.024%, 8/1/44	19,393,095	20,188,451
3.209%, 10/1/38	2,737,977	2,922,287
3.459%, 7/1/41	92,939,207	98,590,453
4.123%, 12/1/39	4,825,934	5,135,537
4.958%, 4/1/38	1,013,644	1,090,195
5.013%, 5/1/38	3,851,655	4,124,543
5.147%, 8/1/37	721,135	765,196
5.344%, 6/1/39	1,742,017	1,868,266
5.516%, 11/1/37	2,757,808	2,950,788
5.596%, 4/1/37	756,204	791,719
5.621%, 7/1/36	70,960	71,236
5.878%, 12/1/36	1,670,252	1,788,221
5.887%, 8/1/37	4,680,856	5,020,501
Fannie Mae, Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	65,099,373	65,843,459
Pool AL6445, 2.427%, 1/1/22	25,635,904	26,431,953
Pool AL6455, 2.611%, 11/1/21	33,742,448	35,168,504
Pool AL6028, 2.864%, 7/1/21	5,887,802	6,115,645
Pool 735745, 4.911%, 1/1/17	27,384	27,327
Pool 745629, 5.251%, 1/1/18	209,286	217,638
Pool 462084, 5.275%, 11/1/15	103,651	104,149
Pool 888559, 5.451%, 6/1/17	20,983,008	22,407,647
Pool 888015, 5.526%, 11/1/16	34,791,960	36,461,861
Pool 745936, 6.083%, 8/1/16	733,435	770,408
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	3,847,975	4,072,402
1.993%, 8/1/36	4,172,329	4,391,987
2.046%, 2/1/38	13,603,056	14,431,487
2.093%, 4/1/37	1,883,374	1,998,904
2.125%, 10/1/35 - 7/1/37	22,113,258	23,541,066
2.144%, 1/1/36	4,685,856	5,017,076
2.162%, 1/1/35	2,185,760	2,320,054
2.189%, 3/1/37	5,680,085	6,037,422
2.219%, 4/1/37	3,346,018	3,501,291
2.249%, 8/1/35 - 6/1/38	9,800,118	10,418,362
2.25%, 4/1/35	1,412,986	1,511,631
2.279%, 9/1/33	9,907,692	10,555,786
2.295%, 4/1/38	11,111,626	11,825,282
2.298%, 8/1/34	1,561,656	1,663,951
2.299%, 1/1/37	4,339,622	4,621,525
2.329%, 9/1/35	3,801,792	4,079,683
2.353%, 3/1/35	2,055,130	2,186,079
2.357%, 10/1/38	4,139,545	4,414,954
2.37%, 8/1/35 - 1/1/36	15,627,420	16,715,101
2.375%, 11/1/34	2,080,338	2,223,885
2.384%, 2/1/34	7,774,641	8,304,327
2.427%, 4/1/38	13,489,309	14,467,828
2.435%, 4/1/36	6,432,883	6,854,285
2.467%, 7/1/43	13,733,192	14,449,413
2.49%, 2/1/35	1,504,318	1,611,186
2.675%, 10/1/38	1,595,276	1,694,978
2.73%, 1/1/45	27,187,415	28,077,717
2.756%, 11/1/44	36,396,957	37,618,375
2.762%, 10/1/43	5,352,499	5,547,321
2.793%, 9/1/44	22,828,771	23,625,097
2.821%, 12/1/44	9,270,002	9,598,429
2.834%, 9/1/44	23,935,919	24,808,868
2.838%, 11/1/44	28,708,487	29,758,906
2.842%, 11/1/44	14,839,034	15,380,491
2.843%, 10/1/44 - 1/1/45	51,824,838	53,719,431
2.848%, 10/1/44	12,879,408	13,355,659
2.856%, 10/1/44	29,157,221	30,235,670
2.88%, 12/1/44	24,491,777	25,403,907

	PAR VALUE	VALUE
2.894%, 6/1/44	$15,150,616	$15,723,267
2.908%, 11/1/44	14,849,927	15,406,161
2.911%, 11/1/44	24,393,675	25,308,129
2.922%, 2/1/44	21,136,451	21,957,950
2.924%, 2/1/45	38,070,784	39,493,403
2.925%, 8/1/44	18,106,746	18,778,884
2.927%, 12/1/44	38,452,094	39,903,180
2.932%, 12/1/44	46,362,053	48,106,642
2.943%, 11/1/44	20,825,073	21,614,026
2.952%, 1/1/45	36,535,669	37,917,029
2.955%, 1/1/44	13,237,821	13,758,702
2.967%, 11/1/44	18,074,433	18,756,210
2.97%, 1/1/45	19,514,554	20,254,241
2.975%, 11/1/44	37,490,882	38,930,810
2.977%, 12/1/44	22,371,721	23,227,176
2.984%, 9/1/44	18,154,836	18,852,411
3.003%, 11/1/44	31,330,810	32,536,509
3.023%, 10/1/44	28,039,313	29,147,013
3.029%, 7/1/44	14,136,216	14,685,540
3.039%, 5/1/44 - 8/1/44	263,121,940	273,701,122
3.04%, 10/1/44	31,234,015	32,491,428
3.085%, 4/1/44	19,048,907	19,843,217
3.098%, 6/1/44	49,767,883	51,879,735
3.109%, 7/1/44	18,782,875	19,585,365
3.112%, 8/1/44	25,057,559	26,134,096
3.142%, 4/1/44	8,402,129	8,770,742
3.201%, 1/1/44	13,023,887	13,619,074
3.605%, 6/1/41	14,429,809	15,312,391
3.729%, 9/1/41	18,125,913	19,352,319
5.002%, 6/1/38	2,275,111	2,422,474
5.442%, 11/1/39	6,195,532	6,623,757
5.793%, 1/1/38	2,111,454	2,262,178
6.104%, 10/1/37	1,592,440	1,707,686
6.176%, 12/1/36	2,337,486	2,506,305
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	245,259	250,942
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	467,536,942	499,156,360
4.50%, 3/1/25 - 6/1/26	31,390,916	33,828,811
5.50%, 10/1/20 - 12/1/24	16,705,730	18,103,245
6.00%, 8/1/16 - 11/1/23	33,559,211	36,753,457
6.50%, 5/1/16 - 9/1/18	3,199,388	3,311,035
Freddie Mac Gold, 20 Year
4.00%, 9/1/31 - 12/1/34	370,337,124	399,624,769
4.50%, 5/1/30 - 1/1/34	218,316,160	239,070,898
6.00%, 7/1/25 - 12/1/27	42,081,395	47,806,027
6.50%, 7/1/21 - 10/1/26	5,156,246	5,920,683
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 8/1/44	889,816,861	973,092,950
5.50%, 3/1/34 - 12/1/38	119,294,344	134,566,203
6.00%, 2/1/33 - 2/1/39	49,602,941	56,744,657
6.50%, 12/1/32 - 10/1/38	28,819,104	32,894,533
7.00%, 4/1/31 - 11/1/38	7,822,987	9,236,328
7.90%, 2/17/21	485,902	537,055
Ginnie Mae, 30 Year
7.00%, 5/15/28	505,190	595,683
7.50%, 9/15/17 - 5/15/25	1,821,154	2,129,865
7.80%, 6/15/20 - 1/15/21	413,284	446,948
7.85%, 1/15/21 - 10/15/21	7,936	8,018
8.00%, 9/15/20	8,364	9,287

		13,025,435,223
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	5,551,447	5,948,825

		14,721,715,472
ASSET-BACKED: 7.4%
AUTO LOAN: 0.7%
Ford Credit Auto Owner Trust
Series 2012-B A4, 1.00%, 9/15/17	10,000,000	10,025,290
Series 2014-C A3, 1.06%, 5/15/19	9,025,000	9,041,272
Series 2015-1 A, 2.12%, 7/15/26(b)	172,540,000	173,984,332

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Toyota Auto Recievables Owner Trust
Series 2014-C A3, 0.93%, 7/16/18	$100,000,000	$100,060,800
Series 2015-A A3, 1.12%, 2/15/19	8,325,000	8,350,891
Series 2014-C A4, 1.44%, 4/15/20	20,975,000	21,062,130

		322,524,715
CREDIT CARD: 4.2%
American Express Master Trust
Series 2014-2 A, 1.26%, 1/15/20	10,900,000	10,928,918
Series 2014-3 A, 1.49%, 4/15/20	375,450,000	378,422,813
Series 2014-4 A, 1.43%, 6/15/20	179,201,000	180,050,950
Chase Issuance Trust
Series 2012-A3 A3, 0.79%, 6/15/17	52,076,000	52,112,609
Series 2012-A5 A5, 0.59%, 8/15/17	72,507,000	72,542,601
Series 2012-A8 A8, 0.54%, 10/16/17	358,637,000	358,638,435
Series 2006-A2 A2, 5.16%, 4/16/18	17,465,000	18,143,323
Series 2013-A8 A8, 1.01%, 10/15/18	11,740,000	11,762,494
Series 2014-A1 A1, 1.15%, 1/15/19	89,146,000	89,527,812
Series 2014-A6 A6, 1.26%, 7/15/19	24,285,000	24,329,684
Series 2014-A7 A, 1.38%, 11/15/19	242,130,000	243,008,690
Series 2015-A2 A, 1.59%, 2/18/20	366,140,000	368,668,563

		1,808,136,892
OTHER: 1.9%
Rio Oil Finance Trust(c) (Brazil)
6.25%, 7/6/24(b)	544,912,000	496,518,365
6.75%, 1/6/27(b)	376,775,000	340,981,375

		837,499,740
STUDENT LOAN: 0.6%
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	35,880,000	36,164,744
SLM Student Loan Trust
Series 2007-3 A2, 0.266%, 10/25/17	1,038,270	1,037,263
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	19,116,000	19,069,281
Series 2012-B A2, 3.48%, 10/15/30(b)	57,240,000	59,515,347
Series 2013-C A2A, 2.94%, 10/15/31(b)	22,000,000	22,640,728
Series 2012-E A2A, 2.09%, 6/15/45(b)	10,100,000	10,169,609
Series 2012-C A2, 3.31%, 10/15/46(b)	88,513,000	92,077,950

		240,674,922

		3,208,836,269
CORPORATE: 39.9%
FINANCIALS: 14.9%
Anthem, Inc.
5.875%, 6/15/17	16,016,000	17,516,683
7.00%, 2/15/19	83,470,000	98,424,402
2.25%, 8/15/19	7,400,000	7,433,330
4.35%, 8/15/20	5,000,000	5,519,140
3.70%, 8/15/21	48,839,000	51,641,333
Bank of America Corp.
7.625%, 6/1/19	198,582,000	239,685,694
5.625%, 7/1/20	71,390,000	82,303,746
4.20%, 8/26/24	129,005,000	133,464,187
4.25%, 10/22/26	110,924,000	114,511,504
6.625%, 5/23/36(a)	240,328,000	294,870,199
Barclays PLC(c) (United Kingdom)
4.375%, 9/11/24	253,729,000	257,544,069
BNP Paribas SA(c) (France)
4.25%, 10/15/24	351,840,000	363,499,978
Boston Properties, Inc.
3.70%, 11/15/18	46,967,000	50,022,297
5.875%, 10/15/19	48,079,000	55,802,747
5.625%, 11/15/20	79,385,000	92,340,394
4.125%, 5/15/21	30,760,000	33,383,213
3.85%, 2/1/23	36,044,000	38,106,690
3.125%, 9/1/23	31,265,000	31,502,583
3.80%, 2/1/24	55,900,000	58,785,055
Capital One Financial Corp.
4.75%, 7/15/21	177,095,000	198,564,758

	PAR VALUE	VALUE
3.50%, 6/15/23	$193,115,000	$198,247,804
3.75%, 4/24/24	28,425,000	29,502,222
3.20%, 2/5/25	37,015,000	36,707,701
Cigna Corp.
8.50%, 5/1/19	74,756,000	93,117,344
4.00%, 2/15/22	56,391,000	61,470,870
7.65%, 3/1/23	6,317,000	8,148,753
7.875%, 5/15/27	33,255,000	46,191,860
8.30%, 1/15/33	8,195,000	11,412,644
6.15%, 11/15/36	88,097,000	114,721,675
5.875%, 3/15/41	13,073,000	17,114,662
5.375%, 2/15/42	38,274,000	47,389,412
Citigroup, Inc.
1.957%, 5/15/18	140,345,000	144,850,074
3.50%, 5/15/23	96,121,000	95,854,841
7.875%, 10/30/40(a)	357,113,025	378,539,806
Equity Residential
4.75%, 7/15/20	5,200,000	5,808,868
4.625%, 12/15/21	89,972,000	100,493,776
3.00%, 4/15/23	47,300,000	47,401,222
General Electric Co.
5.50%, 1/8/20	193,920,000	224,540,356
2.20%, 1/9/20	30,000,000	30,331,020
4.375%, 9/16/20	109,591,000	121,657,627
4.625%, 1/7/21	75,536,000	85,047,040
4.65%, 10/17/21	79,525,000	89,998,602
Health Net, Inc.
6.375%, 6/1/17	120,854,000	129,011,645
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	85,935,000	98,143,699
9.30%, 6/1/21	100,000	134,447
6.50%, 5/2/36	171,630,000	217,011,375
6.50%, 9/15/37	172,236,000	219,789,154
6.80%, 6/1/38	32,000,000	42,085,056
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	92,858,393
4.125%, 12/15/26	91,000,000	94,339,518
8.75%, 9/1/30(a)	48,438,000	72,409,676
Lloyds Banking Group PLC(c) (United Kingdom)
4.50%, 11/4/24	149,720,000	155,512,218
Navient Corp.
3.875%, 9/10/15	56,710,000	57,116,611
6.00%, 1/25/17	166,603,000	175,245,531
4.625%, 9/25/17	97,902,000	99,370,530
8.45%, 6/15/18	148,008,000	164,288,880
Royal Bank of Scotland Group PLC(c) (United Kingdom)
6.125%, 12/15/22	275,234,000	309,939,906
6.00%, 12/19/23	243,644,000	270,829,310
Unum Group
6.85%, 11/15/15(b)	10,588,000	10,964,234
7.19%, 2/1/28	11,295,000	13,989,863
7.25%, 3/15/28	25,060,000	33,107,067
6.75%, 12/15/28	8,107,000	10,180,795

		6,479,798,089
INDUSTRIALS: 23.8%
Actavis PLC(c) (Ireland)
3.00%, 3/12/20	181,325,000	185,761,297
3.80%, 3/15/25	148,335,000	152,962,459
AT&T, Inc.
8.00%, 11/15/31	190,653,000	276,712,811
6.55%, 2/15/39	39,655,000	48,684,721
5.35%, 9/1/40	24,895,000	27,171,075
Becton, Dickinson and Co.
3.734%, 12/15/24	46,675,000	48,888,982
Boston Scientific Corp.
6.25%, 11/15/15	14,550,000	15,003,625
6.40%, 6/15/16	109,769,000	116,274,460
6.00%, 1/15/20	15,690,000	18,059,363

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Burlington Northern Santa Fe LLC(e)
4.70%, 10/1/19	$75,445,000	$84,507,001
7.57%, 1/2/21	10,543,615	11,818,022
8.251%, 1/15/21	4,301,710	5,084,707
4.10%, 6/1/21	5,820,000	6,394,795
3.05%, 9/1/22	39,535,000	40,743,822
5.943%, 1/15/23	57,582	63,032
3.85%, 9/1/23	89,340,000	96,411,797
5.72%, 1/15/24	15,820,891	18,174,660
3.75%, 4/1/24	20,000,000	21,345,160
5.342%, 4/1/24	5,722,378	6,365,116
5.629%, 4/1/24	23,513,159	26,811,844
5.996%, 4/1/24	45,180,397	52,401,579
Cemex SAB de CV(c) (Mexico)
6.50%, 12/10/19(b)	138,875,000	147,554,687
7.25%, 1/15/21(b)	101,025,000	107,844,188
6.00%, 4/1/24(b)	95,475,000	95,236,313
5.70%, 1/11/25(b)	75,325,000	74,308,113
6.125%, 5/5/25(b)	48,850,000	49,323,845
Comcast Corp.
5.85%, 11/15/15	14,745,000	15,224,257
6.50%, 1/15/17	26,273,000	28,809,947
6.30%, 11/15/17	16,175,000	18,261,429
5.875%, 2/15/18	68,310,000	77,051,494
5.70%, 5/15/18	2,645,000	2,984,190
Cox Enterprises, Inc.
5.50%, 10/1/15	265,000	271,178
5.875%, 12/1/16(b)	76,215,000	81,822,442
9.375%, 1/15/19(b)	145,119,000	182,922,354
3.25%, 12/15/22(b)	141,381,000	143,407,272
2.95%, 6/30/23(b)	231,748,000	228,250,459
3.85%, 2/1/25(b)	101,490,000	104,356,788
CSX Corp.
9.75%, 6/15/20	10,067,000	13,502,736
6.251%, 1/15/23	16,255,473	19,422,478
3.40%, 8/1/24	38,025,000	39,672,889
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	26,392,800
7.875%, 1/1/23	275,000	317,625
7.75%, 7/15/26	21,016,000	23,800,620
7.75%, 5/15/27	12,848,000	14,357,640
7.00%, 12/1/28	28,225,000	30,483,000
Dow Chemical Co.
8.55%, 5/15/19	156,085,000	195,421,230
4.25%, 11/15/20	12,475,000	13,684,663
3.00%, 11/15/22	24,240,000	24,449,046
7.375%, 11/1/29	58,144,000	78,648,947
9.40%, 5/15/39	135,313,000	223,994,299
5.25%, 11/15/41	12,378,000	13,922,960
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17	22,630,000	22,711,491
2.75%, 11/2/22	61,835,000	61,963,740
FedEx Corp.
8.00%, 1/15/19	18,050,000	21,886,058
6.72%, 7/15/23	15,813,458	18,304,078
7.65%, 7/15/24	1,990,174	2,398,160
Ford Motor Credit Co. LLC(e)
5.625%, 9/15/15	49,025,000	50,050,260
8.125%, 1/15/20	16,910,000	21,129,130
5.75%, 2/1/21	215,710,000	250,637,763
5.875%, 8/2/21	153,240,000	180,394,434
3.219%, 1/9/22	39,700,000	40,536,201
4.25%, 9/20/22	44,075,000	47,519,153
4.375%, 8/6/23	27,875,000	30,117,098
HCA Holdings, Inc.
6.50%, 2/15/16	235,325,000	243,879,064
Hewlett-Packard Co.
3.30%, 12/9/16	90,750,000	93,827,786

	PAR VALUE	VALUE
Kinder Morgan, Inc.
3.45%, 2/15/23	$23,425,000	$23,029,281
3.50%, 9/1/23	31,186,000	30,574,287
5.625%, 11/15/23(b)	25,100,000	27,587,586
4.15%, 2/1/24	47,997,000	49,059,462
4.25%, 9/1/24	13,705,000	14,013,828
4.30%, 6/1/25	182,605,000	187,433,807
6.95%, 1/15/38	31,948,000	37,860,233
6.50%, 9/1/39	1,850,000	2,105,528
5.00%, 8/15/42	50,179,000	48,736,504
5.00%, 3/1/43	46,135,000	45,063,284
5.50%, 3/1/44	44,535,000	46,588,108
5.40%, 9/1/44	42,584,000	44,123,582
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	153,560,000	154,903,650
6.50%, 7/15/16	126,496,000	133,769,520
Liberty Interactive Corp.
8.50%, 7/15/29	11,937,000	13,279,913
8.25%, 2/1/30	28,876,000	31,619,220
Macy’s, Inc.
5.90%, 12/1/16	16,796,000	18,115,796
6.65%, 7/15/24	39,631,000	49,731,832
7.00%, 2/15/28	27,985,000	36,229,801
6.70%, 9/15/28	26,965,000	32,643,910
6.90%, 4/1/29	55,349,000	71,864,311
6.90%, 1/15/32	55,820,000	73,529,509
6.70%, 7/15/34	103,914,000	139,033,815
4.50%, 12/15/34	103,245,000	109,286,071
6.375%, 3/15/37	51,257,000	66,806,324
Naspers, Ltd.(c) (South Africa)
6.00%, 7/18/20(b)	205,284,000	226,325,610
Nordstrom, Inc.
6.95%, 3/15/28	12,700,000	16,899,598
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	32,332,808
9.75%, 6/15/20	13,813,000	18,449,886
Reed Elsevier PLC(c) (United Kingdom)
8.625%, 1/15/19	28,613,000	35,105,147
3.125%, 10/15/22	144,337,000	144,954,762
Sprint Corp.
6.00%, 12/1/16	272,156,000	284,130,864
Telecom Italia SPA(c) (Italy)
6.999%, 6/4/18	165,232,000	183,923,870
7.175%, 6/18/19	184,101,000	211,946,276
5.303%, 5/30/24(b)	56,060,000	58,722,850
7.20%, 7/18/36	53,458,000	60,273,895
7.721%, 6/4/38	111,975,000	130,730,812
Time Warner Cable, Inc.
8.75%, 2/14/19	130,460,000	161,046,608
8.25%, 4/1/19	237,543,000	290,548,345
5.00%, 2/1/20	20,700,000	23,100,331
4.125%, 2/15/21	30,545,000	32,850,750
4.00%, 9/1/21	40,609,000	43,466,737
Time Warner, Inc.
7.625%, 4/15/31	255,067,000	356,665,798
7.70%, 5/1/32	203,596,000	288,932,856
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	7,440,000	9,504,020
6.40%, 12/15/35	34,525,000	45,425,371
6.15%, 3/1/37	31,905,000	41,201,766
6.65%, 11/15/37	63,860,000	86,123,129
6.15%, 2/15/41	40,108,000	51,859,764
Union Pacific Corp.
6.85%, 1/2/19	2,520,588	2,756,669
6.70%, 2/23/19	2,990,461	3,273,119
7.60%, 1/2/20	1,125,478	1,319,555
4.163%, 7/15/22	40,342,000	45,138,139
2.95%, 1/15/23	2,925,000	3,021,025
6.061%, 1/17/23	6,682,098	7,488,447
4.698%, 1/2/24	3,706,439	4,056,452
3.646%, 2/15/24	54,661,000	59,136,697
3.75%, 3/15/24	9,550,000	10,431,293

5 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
5.082%, 1/2/29	$8,362,980	$9,482,900
5.866%, 7/2/30	44,244,474	52,157,726
6.176%, 1/2/31	32,666,640	39,338,703
Verizon Communications, Inc.
4.15%, 3/15/24	66,000,000	70,898,454
3.50%, 11/1/24	169,000,000	172,948,685
4.272%, 1/15/36(b)	163,817,000	162,580,509
6.55%, 9/15/43	262,930,000	341,409,083
Vulcan Materials Co.
6.50%, 12/1/16	4,531,000	4,926,556
7.50%, 6/15/21	134,880,000	161,856,000
Xerox Corp.
6.40%, 3/15/16	72,137,000	75,795,284
7.20%, 4/1/16	25,586,000	27,129,092
6.75%, 2/1/17	62,799,000	68,672,653
2.95%, 3/15/17	1,125,000	1,158,347
6.35%, 5/15/18	106,052,000	119,939,509
5.625%, 12/15/19	87,407,000	98,951,105
4.50%, 5/15/21	63,744,000	69,170,973

		10,355,242,623
UTILITIES: 1.2%
Dominion Resources, Inc.
5.75%, 10/1/54	189,435,000	202,383,830
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	133,329,000	173,716,887
6.00%, 10/7/39(b)	105,582,000	128,186,473

		504,287,190

		17,339,327,902

TOTAL DEBT SECURITIES (Cost $40,434,637,663)		42,343,338,894

SHORT-TERM INVESTMENTS: 1.9%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	43,345,990	43,345,990
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(d)
0.01%, dated 3/31/15, due 4/1/15, maturity value $790,826,220	790,826,000	790,826,000

TOTAL SHORT-TERM INVESTMENTS (Cost $834,171,990)		834,171,990

TOTAL INVESTMENTS (Cost $41,268,809,653)	99.3%	43,177,510,884
OTHER ASSETS LESS LIABILITIES	0.7%	282,704,221

NET ASSETS	100.0%	$43,460,215,105

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, all such securities in total represented $3,824,560,764 or 8.8% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 1.25%-3.75%, 11/15/18-8/15/19. Total collateral value is $806,647,409.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	11,582	Jun 2015	$(1,492,992,188)	$(17,936,731)
Long-Term U.S. Treasury Bond – Short Position	6,308	Jun 2015	$(1,071,571,500)	$(35,136,948)

				$(53,073,679)

Dodge & Cox Income Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. [Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value.] Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—		$3,878,182,015	$—
Government-Related	—		3,195,277,236	—
Mortgage-Related	—		14,721,715,472	—
Asset-Backed	—		3,208,836,269	—
Corporate	—		17,339,327,902	—
Short-term Investments
Money Market Fund	43,345,990		—	—
Repurchase Agreement	—		790,826,000	—

Total Securities	$43,345,990		$43,134,164,894	$—

Other Financial Instruments
Treasury Futures Contracts	$(53,073,679	)(b)	$—	$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at March 31, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, The cost of investments for federal income tax purposes was $41,268,854,980. Net unrealized appreciation aggregated $1,908,655,904, of which $2,053,487,892 represented appreciated securities and $144,831,988 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 7

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES: 96.3%

	PAR VALUE		VALUE
GOVERNMENT: 23.3%
Brazil Government (Brazil)
Series B, 6.00%, 8/15/20(a)	BRL	1,740,000	$1,389,884
Series F, 10.00%, 1/1/21	BRL	2,340,000	649,537
Chile Government GDN (Chile)
6.00%, 1/1/18(c)	CLP	800,000,000	1,351,814
Colombia Government (Colombia)
9.85%, 6/28/27	COP	1,300,000,000	646,883
Indonesia Government (Indonesia)
5.25%, 5/15/18	IDR	9,300,000,000	673,583
Malaysia Government (Malaysia)
3.172%, 7/15/16	MYR	2,475,000	667,589
Mexico Government (Mexico)
4.75%, 6/14/18	MXN	23,200,000	1,521,755
2.00%, 6/9/22(a)	MXN	45,296,079	2,840,286
8.00%, 12/7/23	MXN	16,600,000	1,241,578
Poland Government (Poland)
3.25%, 7/25/25	PLN	4,500,000	1,289,379
South Korea Government (South Korea)
3.00%, 12/10/16	KRW	1,530,200,000	1,408,138
U.S. Treasury Note (United States)
0.375%, 5/31/16	USD	220,000	220,051
0.625%, 10/15/16	USD	2,550,000	2,556,574

			16,457,051
GOVERNMENT-RELATED: 7.5%
Autonomous Community of Madrid (Spain)
4.30%, 9/15/26	EUR	660,000	903,151
Chicago Transit Authority RB (United States)
6.20%, 12/1/40	USD	50,000	59,600
6.899%, 12/1/40	USD	1,000,000	1,289,090
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	USD	400,000	375,592
Petroleos Mexicanos (Mexico)
4.25%, 1/15/25(c)	USD	300,000	304,065
5.50%, 6/27/44(c)	USD	175,000	176,531
6.375%, 1/23/45	USD	485,000	542,230
State of California GO (United States)
6.20%, 3/1/19	USD	100,000	115,484
6.20%, 10/1/19	USD	325,000	383,669
State of Illinois GO (United States)
4.961%, 3/1/16	USD	400,000	414,492
5.665%, 3/1/18	USD	700,000	766,423

			5,330,327
SECURITIZED: 18.3%
Chase Issuance Trust (United States)
Series 2012-A8 A8, 0.54%, 10/16/17	USD	650,000	650,003
Series 2013-A8 A8, 1.01%, 10/15/18	USD	200,000	200,383
Series 2007-A3 A3, 5.23%, 4/15/19	USD	419,000	451,787
Series 2014-A6 A6, 1.26%, 7/15/19	USD	475,000	475,874
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	47,340	51,359
Fannie Mae, 20 Year (United States)
4.50%, 6/1/31	USD	325,679	357,123
4.00%, 8/1/31	USD	150,244	162,169
4.00%, 2/1/32	USD	230,475	250,006
4.00%, 10/1/34	USD	403,497	436,026
Fannie Mae, 30 Year (United States)
6.00%, 5/1/37	USD	138,904	153,324
Fannie Mae, Hybrid ARM (United States)
2.914%, 8/1/44	USD	312,721	324,893
2.757%, 9/1/44	USD	490,280	507,259
Ford Credit Auto Owner Trust (United States)
Series 2012-B A4, 1.00%, 9/15/17	USD	500,000	501,264
Series 2014-C A3, 1.06%, 5/15/19	USD	880,000	881,587
Freddie Mac (United States)
Series 4283 EW, 5.634%, 12/15/43	USD	241,632	266,777

	PAR VALUE		VALUE
Freddie Mac, Hybrid ARM (United States)
3.023%, 10/1/44	USD	574,664	$597,366
2.756%, 11/1/44	USD	1,496,597	1,546,820
2.73%, 1/1/45	USD	1,505,404	1,554,701
Freddie Mac Gold, 15 Year (United States)
4.00%, 8/1/25	USD	1,064,766	1,134,271
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	147,147	169,212
4.50%, 7/1/44	USD	710,915	775,058
Rio Oil Finance Trust (Brazil)
6.25%, 7/6/24(c)	USD	1,200,000	1,093,428
6.75%, 1/6/27(c)	USD	475,000	429,875

			12,970,565
CORPORATE: 47.2%
FINANCIALS: 15.2%
Anthem, Inc. (United States)
7.00%, 2/15/19	USD	335,000	395,018
4.35%, 8/15/20	USD	275,000	303,553
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	250,000	258,086
6.625%, 5/23/36(b)	USD	325,000	398,758
Barclays PLC (United Kingdom)
4.375%, 9/11/24	USD	800,000	812,029
BNP Paribas SA (France)
5.75%, 1/24/22	GBP	425,000	732,293
Boston Properties, Inc. (United States)
5.625%, 11/15/20	USD	650,000	756,078
4.125%, 5/15/21	USD	425,000	461,244
Citigroup, Inc. (United States)
7.875%, 10/30/40(b)	USD	655,000	694,300
Equity Residential (United States)
4.75%, 7/15/20	USD	550,000	614,400
Health Net, Inc. (United States)
6.375%, 6/1/17	USD	550,000	587,125
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	300,000	379,324
6.50%, 9/15/37	USD	525,000	669,949
JPMorgan Chase & Co. (United States)
3.375%, 5/1/23	USD	625,000	629,204
Lloyds Banking Group PLC (United Kingdom)
6.50%, 3/24/20	EUR	825,000	1,104,294
Navient Corp. (United States)
6.00%, 1/25/17	USD	370,000	389,194
4.625%, 9/25/17	USD	243,000	246,645
Royal Bank of Scotland Group PLC (United Kingdom)
6.934%, 4/9/18	EUR	400,000	493,734
5.625%, 8/24/20	USD	375,000	435,012
6.125%, 12/15/22	USD	325,000	365,981

			10,726,221
INDUSTRIALS: 29.0%
Actavis PLC (Ireland)
3.00%, 3/12/20	USD	275,000	281,728
3.80%, 3/15/25	USD	225,000	232,019
Canadian Pacific Railway, Ltd. (Canada)
6.25%, 6/1/18	CAD	725,000	657,632
Cemex SAB de CV (Mexico)
7.25%, 1/15/21(c)	USD	1,550,000	1,654,625
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(c)	USD	590,000	598,456
2.95%, 6/30/23(c)	USD	400,000	393,963
Ford Motor Credit Co. LLC(d) (United States)
8.125%, 1/15/20	USD	825,000	1,030,842
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	475,000	667,749
HCA Holdings, Inc. (United States)
6.50%, 2/15/16	USD	700,000	725,445

1 / Dodge & Cox Global Bond Fund

Portfolio of Investments (unaudited)	March 31, 2015

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Hewlett-Packard Co. (United States)
2.65%, 6/1/16	USD	150,000	$152,790
2.60%, 9/15/17	USD	525,000	538,194
Imperial Tobacco Group PLC (United Kingdom)
9.00%, 2/17/22	GBP	600,000	1,239,188
Kinder Morgan, Inc. (United States)
4.30%, 6/1/25	USD	100,000	102,644
6.95%, 1/15/38	USD	750,000	888,794
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	60,530
6.90%, 4/1/29	USD	75,000	97,379
6.70%, 7/15/34	USD	425,000	568,637
Millicom International Cellular SA (Luxembourg)
6.625%, 10/15/21(c)	USD	1,650,000	1,742,812
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	USD	1,275,000	1,405,687
Reed Elsevier PLC (United Kingdom)
8.625%, 1/15/19	USD	58,000	71,160
3.125%, 10/15/22	USD	444,000	445,900
Sprint Corp. (United States)
6.00%, 12/1/16	USD	675,000	704,700
Teck Resources, Ltd. (Canada)
6.00%, 8/15/40	USD	400,000	380,616
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	450,000	745,012
7.721%, 6/4/38	USD	575,000	671,313
Time Warner Cable, Inc. (United States)
8.75%, 2/14/19	USD	475,000	586,365
4.00%, 9/1/21	USD	100,000	107,037
6.75%, 6/15/39	USD	250,000	321,546
Time Warner, Inc. (United States)
7.625%, 4/15/31	USD	400,000	559,329
7.70%, 5/1/32	USD	325,000	461,223
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	200,000	258,278
6.65%, 11/15/37	USD	550,000	741,743
Verizon Communications, Inc. (United States)
4.272%, 1/15/36(c)	USD	375,000	372,170
6.55%, 9/15/43	USD	500,000	649,240
Vulcan Materials Co. (United States)
7.50%, 6/15/21	USD	325,000	390,000

			20,504,746
UTILITIES: 3.0%
Dominion Resources, Inc. (United States)
5.75%, 10/1/54	USD	675,000	721,140
Enel SPA (Italy)
6.80%, 9/15/37(c)	USD	450,000	586,314
6.00%, 10/7/39(c)	USD	675,000	819,513

			2,126,967

			33,357,934

TOTAL DEBT SECURITIES (Cost $69,836,875)			68,115,877

SHORT-TERM INVESTMENTS: 3.8%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	USD	70,261	70,261
REPURCHASE AGREEMENT: 3.7%
Fixed Income Clearing Corporation(e) 0.01%, dated 3/31/15, due 4/1/15, maturity value $2,628,001	USD	2,628,000	2,628,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,698,261)			2,698,261

TOTAL INVESTMENTS (Cost $72,535,136)		100.1%	70,814,138
OTHER ASSETS LESS LIABILITIES		(0.1%)	(81,253)

NET ASSETS		100.0%	$70,732,885

(a)	Inflation-linked
(b)	Cumulative preferred security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, all such securities in total represented $10,929,253 or 15.5% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 3.625%, 8/15/19. Total collateral value is $2,682,113.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

GO: General Obligation

RB: Revenue Bond

BRL: Brazilian Real

CAD: Canadian Dollar

CLP: Chilean Peso

COP: Columbian Peso

EUR: Euro

GBP: British Pound

IDR: Indonesian Rupiah

INR: Indian Rupee

KRW: South Korean Won

MXN: Mexican Peso

MYR: Malaysian Ringgit

PLN: Polish Zloty

RUB: Russian Ruble

USD: United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	35	Jun 2015	$(4,511,719)	$(52,704)
Long-Term U.S. Treasury Bond – Short Position	29	Jun 2015	$(4,926,375)	$(153,899)

				$(206,603)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Pay Fixed/Receive Floating:
$825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(60,956)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	(43,511)

				$(104,467)

Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	March 31, 2015

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Barclays	6/24/15	1,413,224	1,300,000	$13,800
Contracts to sell RUB:
Barclays	4/8/15	269,795	11,500,000	72,737

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy INR:
Barclays	4/8/15	459,297	29,000,000	3,858
Barclays	4/8/15	159,413	10,000,000	295
Barclays	8/19/15	759,414	48,500,000	(5,992)
Contracts to buy RUB:
Barclays	4/8/15	119,990	5,000,000	(34,313)
Barclays	4/8/15	154,017	6,500,000	(42,637)

				$7,748

3 / Dodge & Cox Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Interest rate swaps are valued daily based on prices received from independent pricing services, which represent the net present value of all future cash settlement amounts based on implied forward interest rates. Other financial instruments for which market quotes are readily available are valued at market value. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2015:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—		$16,457,051		$—
Government-Related	—		5,330,327		—
Securitized	—		12,970,565		—
Corporate	—		33,357,934		—
Short-term Investments
Money Market Fund	70,261		—		—
Repurchase Agreement	—		2,628,000		—

Total Securities	$70,261		$70,743,877		$—

Other Financial Instruments
Treasury Futures Contracts	(206,603	)(b)	—		—
Interest Rate Swaps	—		(104,467	)(b)	—
Forward Currency Contracts	—		7,748	(b)	—

Total Other Financial Instruments	$(206,603)		$(96,719)		$—

(a)

U.S. Treasury securities were transferred from Level 1 to Level 2 during the period. There were no Level 3 securities at March 31, 2015 and December 31, 2014, and there were no transfers to Level 3 during the period.

(b)	Represents net unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2015, the cost of investments for federal income tax purposes was $72,535,136. Net unrealized depreciation aggregated $1,720,998, of which $715,237 represented appreciated securities and $2,436,235 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 21, 2015